As filed with the Securities and Exchange Commission on June 4, 2001
                                        Securities Act Registration No. 33-17224
                                Investment Company Act Registration No. 811-5336

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           PRE-EFFECTIVE AMENDMENT NO.                    [ ]
                         POST-EFFECTIVE AMENDMENT NO. 27                  [X]
                                     AND/OR
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 28                          [X]

                        (Check appropriate box or boxes)

                                ----------------

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
               (Exact name of registrant as specified in charter)


                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices) (Zip Code)

                                ----------------


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 802-6469

                             JONATHAN D. SHAIN, ESQ.
                              GATEWAY CENTER THREE
                               100 MULBERRY STREET
                          NEWARK, NEW JERSEY 07102-4077
                     (Name and Address of Agent for Service)


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 As soon as practicable after the effective date of this Registration Statement

 It is proposed that this filing will become effective (check appropriate box):

        [X]  immediately upon filing pursuant to paragraph (b)

        [ ]  on (date) pursuant to paragraph (b)

        [ ]  60 days after filing pursuant to paragraph (a)(1)

        [ ]  on (date) pursuant to paragraph (a)(1)

        [ ]  75 days after filing pursuant to paragraph (a)(2)

        [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.
             If appropriate, check the following box:

        [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                ----------------

Title of Securities Being Registered
                               Shares of Common Stock, Par Value $.001 per Share

================================================================================

                                             PROSPECTUS
[LOGO]    Prudential                         AND FINANCIAL
                                             PRIVACY NOTICE         JUNE 4, 2001



     PRUDENTIAL
     INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
     INSTITUTIONAL MONEY MARKET SERIES
     (CLASS A SHARES)

     FUND TYPE Money Market

     OBJECTIVE High current income consistent with the preservation of principal and liquidity




     BUILD




As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved the Fund's shares nor has                             ON THE ROCK
the SEC determined that this prospectus
is complete or accurate. It is a
criminal offense to state otherwise.                        [LOGO]    Prudential

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TABLE OF CONTENTS
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1    Risk/Return Summary
1    Investment Objective and Principal Strategies
1    Principal Risks
2    Evaluating Performance
3    Fees and Expenses

5    How the Fund Invests
5    Investment Objective and Policies
7    Other Investments and Strategies
9    Investment Risks

10   How the Fund is Managed
10   Board of Directors
10   Manager
10   Investment Adviser
10   Distributor

12   Fund Distributions and Tax Issues
12   Distributions
12   Tax Issues

14   How to Buy and Sell Shares of the Fund
14   How to Buy Shares
17   How to Sell Your Shares

20   Financial Highlights

22   The Prudential Mutual Fund Family

     For More Information (Back Cover)


Prudential Institutional Liquidity Portfolio, Inc.      [GRAPHIC] (800) 521-7466

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RISK/RETURN SUMMARY
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This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY
PORTFOLIO, INC.-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class A shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES


Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.


-----------------------------------------------------------
MONEY MARKET FUNDS

Money market funds--which hold high-quality short-term debt obligations--provide investors with a lower risk, highly liquid investment option. These funds attempt to maintain a net asset value of $1 per share, although there can be no guarantee that they will always be able to do so.

-----------------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


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                                                                               1

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RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation for the last 10 years. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at (800) 521-7466.

ANNUAL RETURNS(1) (CLASS A SHARES)

 1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
 6.23%   3.77%   2.94%   4.01%   5.82%   5.18%   5.50%   5.56%   5.26%   6.41%

BEST QUARTER: 1.76% (1ST QUARTER OF 1991)
WORST QUARTER: 0.71% (3RD QUARTER OF 1993)

(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE CLASS A SHARES FROM 1-1-01 TO 3-31-01 WAS 1.35%.



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2  Prudential Institutional Liquidity Portfolio, Inc.   [Graphic] (800) 521-7466

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RISK/RETURN SUMMARY
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AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/00)
--------------------------------------------------------------------------------

                                               1 YEAR      5 YEARS      10 YEARS
                                               ------      -------      --------
  Class A shares                                6.41%        5.58%        5.06%
  Lipper Average(2)                             6.15%        5.41%        4.96%
--------------------------------------------------------------------------------

7-DAY YIELD(1) (AS OF 3/31/01)
--------------------------------------------------------------------------------
  Class A shares                       5.13%
  iMoneyNet, Inc. Average(3)           4.92%
--------------------------------------------------------------------------------

(1)  THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.

(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE INSTITUTIONAL MONEY MARKET FUNDS CATEGORY.

(3) THE IMONEYNET, INC. AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE ALL TAXABLE MONEY MARKET FUND CATEGORY.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                            CLASS A
                                                            -------
  Maximum sales charge (load)                                None
    imposed on purchases (as a percentage of
    offering price)
  Maximum deferred sales charge (load) (as a                 None
    percentage of the lower of original purchase
    price or sale proceeds)
  Maximum sales charge (load)                                None
    imposed on reinvested dividends
    and other distributions
  Redemption fees                                            None
  Exchange fee                                               None
  COMMAND Program annual fee(1)                              $125(2)
  BusinessEdge Program annual fee(1)                         $175(2)
--------------------------------------------------------------------------------


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                                                                               3
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RISK/RETURN SUMMARY
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ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                          CLASS A
                                                          -------
  Management fees                                           .20%
  + Distribution and service (12b-1) fees                   .12%

  + Other expenses                                          .01%
  = TOTAL ANNUAL FUND OPERATING EXPENSES                    .33%
  - Fee waiver and expense reimbursement(3)                 .13%
  = NET ANNUAL FUND OPERATING EXPENSES                      .20%
--------------------------------------------------------------------------------

(1) COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES INCORPORATED AND/OR PRUCO SECURITIES CORPORATION. FOR MORE INFORMATION, YOU SHOULD CONSULT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO SECURITIES PREFERRED AGENT.

(2) THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSETS IS .02% AND .03% FOR THE COMMAND AND BUSINESSEDGE PROGRAMS, RESPECTIVELY, AND IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.


(3) FOR THE FISCAL YEAR ENDING MARCH 31, 2002, THE DISTRIBUTOR OF THE FUND HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEES IN THE AMOUNT OF .07% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES, AND THE MANAGER HAS CONTRACTUALLY AGREED TO REIMBURSE THE FUND FOR OPERATING EXPENSES, EXCLUSIVE OF DISTRIBUTION AND SERVICE (12B-1) FEES, IN EXCESS OF .15% OF THE AVERAGE DAILY NET ASSETS OF CLASS A SHARES.


EXAMPLE

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
                                1 YR         3 YRS         5 YRS       10 YRS
                                ----         -----         -----       ------

       Class A shares(1)         $20         $93            $172        $405

--------------------------------------------------------------------------------

(1) The example reflects the agreement of the Distributor to waive a portion of its fee and the agreement of the Manager to reimburse certain operating expenses of Class A shares for the fiscal year ending March 31, 2001. The Manager and the Distributor have not advised the Fund of their respective intention to discontinue the waivers and/or reimbursements for subsequent fiscal years. The 3-year, 5-year and 10-year costs only reflect the 1-year waiver and reimbursement.


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4  Prudential Institutional Liquidity Portfolio, Inc.   [Graphic] (800) 521-7466

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HOW THE FUND INVESTS
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INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

     The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

     The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give


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                                                                               5

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HOW THE FUND INVESTS
--------------------------------------------------------------------------------

investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

     Debt obligations in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include demand features, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

     Foreign securities and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.


     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet share-holder redemption requests.


     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental.

     For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the


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6  Prudential Institutional Liquidity Portfolio, Inc.   [Graphic] (800) 521-7466

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HOW THE FUND INVESTS
--------------------------------------------------------------------------------

SAI--contains additional information about the Fund. To obtain a copy, see the back cover of this prospectus.

OTHER INVESTMENTS AND STRATEGIES

     While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.

     The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.

     The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.

     The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.

     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but


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                                                                               7

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HOW THE FUND INVESTS
--------------------------------------------------------------------------------

delivery of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

     The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

     The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.




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8  Prudential Institutional Liquidity Portfolio, Inc.   [Graphic] (800) 521-7466

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HOW THE FUND INVESTS
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INVESTMENT RISKS

     As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.

--------------------------------------------------------------------------------
INVESTMENT TYPE
% OF FUND'S TOTAL ASSETS          RISKS                    POTENTIAL REWARDS

HIGH-QUALITY               o Credit risk--the            o A source of regular
MONEY MARKET                 risk that default of          interest income
OBLIGATIONS                  an issuer would
                             leave the Fund with         o May be more secure
Up to 100%                   unpaid interest or            than stock and other
                             principal                     equity securities
                                                           since companies must
                           o Market risk--the              pay their debts
                             risk that bonds and           before they pay
                             other debt                    dividends
                             instruments may lose
                             value because
                             interest rates
                             change or there is a
                             lack of confidence
                             in a group of
                             borrowers or in an
                             industry
--------------------------------------------------------------------------------
MONEY MARKET OBLIGATIONS   o Foreign markets,            o Investors may
OF FOREIGN ISSUERS           economies and                 realize higher
(U.S. DOLLAR-DENOMINATED)    political systems             returns based upon
                             may not be as stable          higher interest
Up to 100%                   as those in the U.S.          rates paid on
                                                           foreign investments
                           o Differences in
                             foreign laws,               o Increased
                             accounting                    diversification by
                             standards, public             expanding the
                             information and               allowable choices of
                             custody and                   high-quality debt
                             settlement practices          securities
--------------------------------------------------------------------------------
ILLIQUID SECURITIES        o May be difficult to         o May offer a more
                             value precisely               attractive yield than
Up to 10% of net assets                                    more widely traded
                           o May be difficult to           securities
                             sell at the time or
                             price desired
--------------------------------------------------------------------------------


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                                                                               9

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HOW THE FUND IS MANAGED
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BOARD OF DIRECTORS

The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077


     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 2001, the Fund paid PIFM management fees, net of waiver, of .15% of the Fund's average net assets.

     As of March 31, 2001, PIFM served as the Manager to all 48 of the Prudential Mutual Funds, and as Manager or administrator to 20 closed-end investment companies, with aggregate assets of approximately $96.8 billion.



INVESTMENT ADVISER


Prudential Investment Management, Inc. (formerly The Prudential Investment Corporation), called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.

     Prudential Investments' Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.


DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund. The Fund has a Distribution and Service Plan (the Plan) under Rule 12b-1 of the Investment Company Act with respect to Class A shares. Under the Plan and the Distribution Agreement, PIMS pays the expenses of distributing the Fund's


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HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

Class A shares and provides certain shareholder support services. The Fund pays distribution and other fees from the assets of Class A shares to PIMS as reimbursement to PIMS for its services. These fees--known as 12b-1 fees--are shown in the "Fees and Expenses" table. Because these fees are paid from the Fund's assets on a continuous basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. PIMS does not receive compensation from the Fund for distributing the Fund's Class I shares.





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                                                                              11

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FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.

     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.

TAX ISSUES


FORM 1099


Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.


     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in October, November or December of a calendar year but actually pay them in January of the following year. In



--------------------------------------------------------------------------------

12  Prudential Institutional Liquidity Portfolio, Inc.  [Graphic] (800) 521-7466

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------

WITHHOLDING TAXES


such cases, the dividends are treated as if they were paid on December 31 of the prior year. If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101

     After you have established an account, all purchases of Class A shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order or suspend or modify the Fund's sale of its shares.


STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class A shares is $100,000 and the minimum subsequent investment is $10,000. The minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class A shares of the Fund. If you qualify to purchase Class I shares, you should contact PMFS at the telephone number or address above to request a Class I shares Fund prospectus. Class A shareholders of the Fund who qualify to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis. We have obtained a legal opinion that this exchange is not a "taxable event" for federal income tax purposes. This opinion is not binding on the IRS. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM

Class A shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND(sm) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the


--------------------------------------------------------------------------------

14  Prudential Institutional Liquidity Portfolio, Inc.  [Graphic] (800) 521-7466

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

Prudential BusinessEdge(sm) Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco Securities Corporation (Prusec). These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Fund. If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class A shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.


     We determine the NAV of our shares once each business day at 4:00 p.m., New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase or sell, when changes in the value of the Fund's portfolio do not affect the NAV.


     If your purchase order for Class A shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.


     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, before 2:00 p.m., New York time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class A shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------


order is received before 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.


STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101


REPORTS TO SHAREHOLDERS. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

SUBACCOUNTING AND SPECIAL SERVICES. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.


--------------------------------------------------------------------------------

16  Prudential Institutional Liquidity Portfolio, Inc.  [Graphic] (800) 521-7466

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares-- the price you will receive will be the NAV next determined after the Transfer Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.

     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.

     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.

     For Class A shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class A shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.


     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, before 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------


     If you are selling more than $100,000 of shares and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


     In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION

If you make a sale that reduces your account value to less than $100,000, we may sell the rest of your shares and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program),


--------------------------------------------------------------------------------

18  Prudential Institutional Liquidity Portfolio, Inc.  [Graphic] (800) 521-7466

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM.

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights below are intended to help you evaluate the financial performance of Class A shares of the Fund. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class A shares of the Fund for the periods indicated.

     Review this chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.


     The financial highlights for the five fiscal years ended March 31, 2001 were audited by PricewaterhouseCoopers LLP, independent accountants. Their reports were unqualified.

---------------------------------------------------------------------------------------
CLASS A SHARES (FISCAL YEARS ENDED 3-31)

PER SHARE OPERATING PERFORMANCE          2001      2000      1999       1998      1997
---------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR       $1.00     $1.00     $1.00      $1.00     $1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income and net             .062(2)   .053(2)   .053(2)    .055(2)   .050
  realized gains
Dividends and distributions to          (.062)    (.053)    (.053)     (.055)    (.050)
  shareholders
Net asset value, end of year             $1.00     $1.00     $1.00      $1.00     $1.00
TOTAL RETURN(1)                          6.43%     5.40%     5.39%      5.63%     5.16%

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                 2001      2000      1999       1998      1997
---------------------------------------------------------------------------------------

NET ASSETS, END OF YEAR (000)         $468,287  $371,866  $361,167   $140,813  $478,045
AVERAGE NET ASSETS (000)              $417,250  $366,127  $247,471   $217,881  $449,393
RATIOS TO AVERAGE NET ASSETS:
Expenses, including distribution fee      .20%(2)    .20%(2)  .20%(2)    .29%(2)   .46%
Expenses, excluding distribution fee      .15%(3)    .15%(3)  .15%(3)    .21%(3)   .34%
Net investment income                    6.23%(2)   5.27%(2) 5.20%(2)   5.42%(2)  5.03%
---------------------------------------------------------------------------------------


(1) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH YEAR REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS.

(2)  NET OF MANAGEMENT AND DISTRIBUTION FEE WAIVER/EXPENSE SUBSIDY.

(3)  NET OF MANAGEMENT FEE WAIVER/EXPENSE SUBSIDY.


--------------------------------------------------------------------------------

20  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

                                      NOTES







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

Prudential offers a broad range of mutual funds designed to meet your individual needs. For more information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the applicable prospectus carefully before you invest or send money.

STOCK FUNDS


PRUDENTIAL EQUITY FUND, INC.
PRUDENTIAL INDEX SERIES FUND
   Prudential Stock Index Fund

THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.

   Prudential Jennison Equity

      Opportunity Fund

   Prudential Jennison Growth Fund
PRUDENTIAL NATURAL RESOURCES FUND, INC.

PRUDENTIAL REAL ESTATE SECURITIES FUND
PRUDENTIAL SECTOR FUNDS, INC.
   Prudential Financial Services Fund

   Prudential Health Sciences Fund

   Prudential Technology Fund
   Prudential Utility Fund

PRUDENTIAL SMALL COMPANY FUND, INC.
PRUDENTIAL TAX-MANAGED FUNDS
   Prudential Tax-Managed Equity Fund

PRUDENTIAL TAX-MANAGED SMALL-CAP FUND, INC.

PRUDENTIAL U.S. EMERGING GROWTH
   FUND, INC.
PRUDENTIAL VALUE FUND

PRUDENTIAL 20/20 FOCUS FUND
NICHOLAS-APPLEGATE FUND, INC.
   Nicholas-Applegate Growth Equity Fund
TARGET FUNDS
   Large Capitalization Growth Fund
   Large Capitalization Value Fund
   Small Capitalization Growth Fund
   Small Capitalization Value Fund

ASSET ALLOCATION/BALANCED FUNDS

PRUDENTIAL DIVERSIFIED FUNDS

   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund
THE PRUDENTIAL INVESTMENT PORTFOLIOS, INC.
   Prudential Active Balanced Fund

GLOBAL FUNDS
GLOBAL STOCK FUNDS

PRUDENTIAL EUROPE GROWTH FUND, INC.
PRUDENTIAL PACIFIC GROWTH FUND, INC.

PRUDENTIAL WORLD FUND, INC.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International
      Growth Fund
GLOBAL UTILITY FUND, INC.
TARGET FUNDS
   International Equity Fund

GLOBAL BOND FUND

PRUDENTIAL GLOBAL TOTAL RETURN FUND, INC.


--------------------------------------------------------------------------------

22  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
THE PRUDENTIAL MUTUAL FUND FAMILY
--------------------------------------------------------------------------------

BOND FUNDS

TAXABLE BOND FUNDS

PRUDENTIAL GOVERNMENT INCOME
   FUND, INC.
PRUDENTIAL HIGH YIELD FUND, INC.

PRUDENTIAL HIGH YIELD TOTAL RETURN
   FUND, INC.

PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.

   Income Portfolio

PRUDENTIAL TOTAL RETURN BOND FUND, INC.

TARGET FUNDS
   Total Return Bond Fund
TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
   California Series
   California Income Series
PRUDENTIAL MUNICIPAL BOND FUND
   High Income Series
   Insured Series
PRUDENTIAL MUNICIPAL SERIES FUND
   Florida Series

   New Jersey Series

   New York Series

   Pennsylvania Series

PRUDENTIAL NATIONAL MUNICIPALS
   FUND, INC.

MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS

CASH ACCUMULATION TRUST
   Liquid Assets Fund
   National Money Market Fund
PRUDENTIAL GOVERNMENT SECURITIES TRUST
   Money Market Series
   U.S. Treasury Money Market Series

PRUDENTIAL MONEYMART ASSETS, INC.
SPECIAL MONEY MARKET FUND, INC.
   Money Market Series

TAX-FREE MONEY MARKET FUNDS

PRUDENTIAL CALIFORNIA MUNICIPAL FUND

   California Money Market Series
PRUDENTIAL MUNICIPAL SERIES FUND

   New Jersey Money Market Series

   New York Money Market Series

PRUDENTIAL TAX-FREE MONEY FUND, INC.


COMMAND FUNDS

COMMAND GOVERNMENT FUND

COMMAND MONEY FUND

COMMAND TAX-FREE FUND

INSTITUTIONAL MONEY MARKET FUND
PRUDENTIAL INSTITUTIONAL LIQUIDITY
   PORTFOLIO, INC.
   Institutional Money Market Series


--------------------------------------------------------------------------------

                                     NOTES





--------------------------------------------------------------------------------

24  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------

                                     NOTES





--------------------------------------------------------------------------------

                                     NOTES





--------------------------------------------------------------------------------

26  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

                                     NOTES





--------------------------------------------------------------------------------

                                     NOTES





--------------------------------------------------------------------------------

28  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact

PRUDENTIAL MUTUAL FUND SERVICES LLC
Attn: Institutional Service Division
P.O. BOX 8236
PHILADELPHIA, PA 19101
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)

--------------------------------------------------------------------------------
Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
 SERVICES LLC
P.O. BOX 8310
PHILADELPHIA, PA 19101
(800) 778-8769

--------------------------------------------------------------------------------
Visit Prudential's website at

HTTP://WWW.PRUDENTIAL.COM

--------------------------------------------------------------------------------
Additional information about the Fund can be obtained without charge and can be found in the following documents

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT

(contains a discussion of the market conditions and investment strategies that significantly affect the Fund performance)

SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows

BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST

publicinfo@sec.gov
(The SEC charges a fee to copy documents.)

IN PERSON

Public Reference Room in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

--------------------------------------------------------------------------------

CUSIP Numbers                     NASDAQ Symbol

Class A Shares -- 744350-10-9     PIMXX

Investment Company Act File No. 811-5336

MF137A
[LOGO] Printed on Recycled Paper

--------------------------------------------------------------------------------

            YOUR FINANCIAL SECURITY, YOUR SATISFACTION & YOUR PRIVACY

ACCESSING INFORMATION

     Access to customer information is authorized for Prudential business purposes only. Employees who have access to customer information are required to protect it and keep it confidential.

COLLECTING INFORMATION TO CONDUCT BUSINESS

     Prudential collects information about you to help us serve your financial needs, provide customer service, offer new products or services, and fulfill legal and regulatory requirements. The type of information that Prudential collects varies according to the products or services you request, and may include:

     o information included on your application and related forms (such as name, address, Social Security number, assets and income);

     o information about your relationships with us (such as products or services purchased, account balances and payment history);

     o information from your employer, benefit plan sponsor, or association for any Prudential group product you may have (such as name, address, Social Security number, age and marital status);

     o information from consumer reporting agencies (such as credit relationships and history);

     o information from other non-Prudential sources (such as motor vehicle reports, medical information, and demographic information); and

     o information from visitors to Prudential websites (such as that provided through online forms, site visitorship data and online information collecting devices known as "cookies").

SECURITY STANDARDS

     We continue to assess new technology to provide additional protection of your personal information. We safeguard customer information in accordance with federal standards and established security procedures. Measures we take include implementation of physical, electronic and procedural safeguards.

SHARING INFORMATION WITHIN PRUDENTIAL

     We may disclose the previously described information about our customers and former customers to other Prudential businesses, such as our securities broker-dealers, our insurance companies and agencies, our banks and our real estate brokerage franchise company. We may share information to:

     o    provide customer service or account maintenance; or

     o    tell you about other products or services offered by Prudential.

SHARING INFORMATION IN OTHER CIRCUMSTANCES

     In compliance with federal and state laws, we may disclose some or all of the information we collect about our customers and former customers, as described above, to non-Prudential businesses, such as:

     o companies that perform services for us or on our behalf (such as responding to customer requests, providing you with information about our products, or maintaining or developing software); or

     o financial services companies (such as banks, insurance companies, securities brokers or dealers) and non-financial companies (such as real estate brokers or financial publications) with whom we have marketing agreements.

     We will not share medical information or motor vehicle reports for marketing purposes.

     Many employers or other plan sponsors restrict the information that can be shared about their employees or members. In our business with institutions, we always honor these restrictions. If you have a relationship with Prudential as a result of products or services provided through an employer or other plan sponsor, we will abide by the specific privacy rules imposed by that organization.

     We may also disclose information to non-affiliated parties as allowed by law, such as in responding to a subpoena, preventing fraud, or complying with an inquiry by a government agency or regulator.

IT'S YOUR CHOICE

     Our customers periodically receive information about products and services available from the Prudential family of companies, as well as from select business partners, including financial services and non-financial services companies with whom we have marketing agreements. Many of our customers appreciate receiving this information. However, if you do not want us to share your information for these purposes or communicate offers to you -- either by phone or mail -- please complete the attached form and return it to us.

     If there are multiple owners of an account, any one of them may request on behalf of any or all of the others that their information not be disclosed and their names be removed from our phone or mailing lists.

     While you may receive more than one copy of this notice, if you choose to limit the sharing of your information, you only need to inform us of your choice once. Unless you modify this decision, we will continue to honor it.

                             NOT PART OF PROSPECTUS

THIS NOTICE IS BEING PROVIDED ON BEHALF OF THE FOLLOWING PRUDENTIAL AFFILIATES:

Prudential Insurance Company of America, The
Prudential Property and Casualty Insurance Company
Prudential Securities Incorporated

Prudential Bank and Trust Company, The
Prudential 20/20 Focus Fund
Prudential California Municipal Fund
Prudential Commercial Insurance Company
Prudential Commercial Insurance Company of New
  Jersey, The
Prudential Direct Insurance Agency of Texas, Inc.
Prudential Direct Insurance Agency of Alabama, Inc.
Prudential Direct Insurance Agency of
  Massachusetts, Inc.
Prudential Direct Insurance Agency of New
  Mexico, Inc.
Prudential Direct Insurance Agency of Ohio, Inc.
Prudential Direct Insurance Agency of Wyoming, Inc.
Prudential Direct, Inc.
Prudential Diversified Funds
Prudential Equity Fund, Inc.
Prudential Equity Investors, Inc.
Prudential Europe Growth Fund, Inc.
Prudential General Agency of Ohio, Inc.
Prudential General Insurance Agency of Florida, Inc.
Prudential General Insurance Agency of
  Kentucky, Inc.
Prudential General Insurance Agency of
  Massachusetts, Inc.
Prudential General Insurance Agency of
  Mississippi, Inc.
Prudential General Insurance Agency of Nevada, Inc.
Prudential General Insurance Agency of New
  Mexico, Inc.
Prudential General Insurance Agency of Texas, Inc.
Prudential General Insurance Agency of
  Wyoming, Inc.
Prudential General Insurance Company
Prudential General Insurance Company of
  New Jersey, The
Prudential Global Total Return Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
Prudential Institutional Liquidity Portfolio, Inc.
Prudential Insurance Brokerage, Inc.
Prudential International Bond Fund, Inc.
Prudential Investment Management Services LLC
Prudential Investment Portfolios, Inc., The
Prudential Investments Fund Management LLC

Prudential Investment Management, Inc.

Prudential MoneyMart Assets, Inc.
Prudential Municipal Bond Fund
Prudential Municipal Series Fund
Prudential National Municipal Funds, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential Property and Casualty Insurance Company
  of New Jersey, The
Prudential Property and Casualty New Jersey
  Insurance Brokerage, Inc., The
Prudential Real Estate Securities Fund
Prudential Savings Bank, F.S.B., The
Prudential Sector Funds, Inc.
Prudential Select Life Insurance Company of
  America
Prudential Series Fund, Inc., The
Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Small Company Fund, Inc.

Prudential Tax-Free Money Fund, Inc.
Prudential Tax-Managed Funds
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential Total Return Bond Fund, Inc.
Prudential Trust Company
Prudential U.S. Emerging Growth Fund, Inc.
Prudential Value Fund
Prudential World Fund, Inc.
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Pruco Securities Corporation
Asia Pacific Fund, Inc., The
Bache Insurance Agency Incorporated
Bache Insurance Agency of Alabama, Inc.
Bache Insurance Agency of Oklahoma, Inc.
Bache Insurance Agency of Texas, Inc.
Cash Accumulation Trust
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund
Duff & Phelps Utilities Tax-Free Income Fund, Inc.
First Financial Fund, Inc.
Global Utility Fund, Inc.
High Yield Income Fund, Inc., The
High Yield Plus Fund, Inc., The
Hochman & Baker Investment Advisory Services
Hochman & Baker Securities
Hochman & Baker, Inc.
Jennison Associates LLC
Merastar Insurance Company
Nicholas-Applegate Fund, Inc.
Quick Sure Auto Agency

Special Money Market Fund, Inc.

Strategic Partners Series
Target Funds
Target Portfolio Trust, The
Titan Auto Agency, Inc.
Titan Auto Insurance
Titan Auto Insurance of Arizona, Inc.
Titan Auto Insurance of New Mexico
Titan Auto Insurance of Pennsylvania
Titan Auto Insurance, Inc.
Titan Indemnity Company
Titan Insurance Company
Titan Insurance Services, Inc.
Titan National Auto Call Center, Inc.

Victoria Automobile Insurance Company

Victoria Fire & Casualty Company
Victoria Insurance Agency, Inc.
Victoria National Insurance Company
Victoria Select Insurance Company
Victoria Specialty Insurance Company
W.I. of Florida, Inc.
WHI of New York, Inc.
Whitehall Insurance Agency of Texas, Inc.
Whitehall of Indiana, Inc.

In this notice, the phrase "third party" refers to any organization that is not a Prudential affiliate.

The words "you" and "customer," as used in this notice, mean any individual who obtains or has obtained a financial product or service from a Prudential affiliate that is to be used primarily for personal, family, or household purposes.

We will process your request as quickly as possible. In some cases, 6 to 8 weeks may be required for your request(s) to become effective. Prudential will continue to provide you with important information about your existing accounts, including inserts enclosed with your account statements and other notices regarding the Prudential products that you own. You may also receive communications from your Prudential Professional or from independently owned and operated franchisees of The Prudential Real Estate Affiliates, Inc.

If any of your information changes, please let us know so that we can update your records and continue to serve you as you have requested.

                             NOT PART OF PROSPECTUS

WE WANT TO KNOW YOUR PREFERENCE

If you do not want us to share the previously described information with Prudential businesses or non-Prudential businesses, to inform you of other products or services we believe may be of interest to you, complete item #1. In addition, if you do not want to receive communications regarding other products or services by mail or phone, complete item #2.

1. [ ] Do not share my information to inform me of other products or services.

2. Please remove my name from Prudential's corporate marketing lists for receiving information:

   [ ] by U.S. mail      [ ] by telephone

TO ENABLE US TO PROCESS YOUR REQUEST, PLEASE PROVIDE YOUR ACCOUNT/POLICY NUMBER EXACTLY AS IT APPEARS ON YOUR STATEMENT:

-------------------------------------------------
 Account/Policy Number (required for processing)

PLEASE PRINT YOUR NAME AND ADDRESS EXACTLY AS IT APPEARS ON YOUR STATEMENT:

----------------------------------      NAMES OF JOINT OWNERS
 Last Name

----------------------------------      ----------------------------------------
 First Name                               Last Name

----------------------------------      ----------------------------------------
 Address (Line 1)                         First Name

----------------------------------      ----------------------------------------
 Address (Line 2)                         Address (Line 1)

----------------------------------      ----------------------------------------
 City                                     Address (Line 2)

----------------------------------      ----------------------------------------
 State                   ZIP Code         City

----------------------------------      ----------------------------------------
 (Area Code) Phone Number                 State                        ZIP Code


MAIL TO:
PRUDENTIAL -- CUSTOMER PRIVACY          ----------------------------------------
P.O. BOX 4600                             Last Name
TRENTON, NEW JERSEY 08650
                                        ----------------------------------------
                                          First Name

                                        ----------------------------------------
                                          Address (Line 1)

                                        ----------------------------------------
                                          Address (Line 2)

                                        ----------------------------------------
                                          City

                                        ----------------------------------------
                                          State                         ZIP Code

IF THERE ARE JOINT OWNERS TO WHICH THIS REQUEST WILL APPLY PLEASE PROVIDE THEIR INFORMATION ON THE BACK OF THIS FORM.

00019                       NOT PART OF PROSPECTUS

                                             PROSPECTUS
[LOGO]    Prudential                         AND FINANCIAL
                                             PRIVACY NOTICE         JUNE 4, 2001



     PRUDENTIAL
     INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.
     INSTITUTIONAL MONEY MARKET SERIES
     (CLASS I SHARES)

     FUND TYPE Money Market

     OBJECTIVE High current income consistent with the preservation of principal and liquidity




     BUILD




As with all mutual funds, the Securities
and Exchange Commission has not approved
or disapproved the Fund's shares nor has                             ON THE ROCK
the SEC determined that this prospectus
is complete or accurate. It is a
criminal offense to state otherwise.                        [LOGO]    Prudential

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

1    Risk/Return Summary
1    Investment Objective and Principal Strategies
1    Principal Risks
2    Evaluating Performance
3    Fees and Expenses

5    How the Fund Invests
5    Investment Objective and Policies
7    Other Investments and Strategies
9    Investment Risks

10   How the Fund is Managed
10   Board of Directors
10   Manager
10   Investment Adviser
10   Distributor

11   Fund Distributions and Tax Issues
11   Distributions
11   Tax Issues

13   How to Buy and Sell Shares of the Fund
13   How to Buy Shares
15   How to Sell Your Shares

19   Financial Highlights

20   The Prudential Mutual Fund Family

     For More Information (Back Cover)

--------------------------------------------------------------------------------

Prudential Institutional Liquidity Portfolio, Inc.      [graphic] (800) 521-7466

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

This section highlights key information about PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.-INSTITUTIONAL MONEY MARKET SERIES, which we refer to as "the Fund." The Fund offers Class A shares and Class I shares. This prospectus relates only to Class I shares. Additional information follows this summary.

INVESTMENT OBJECTIVE AND PRINCIPAL STRATEGIES

Our investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. To achieve this objective we invest at least 80% of the Fund's assets in short-term money market instruments such as obligations issued by the U.S. Government, commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies, and obligations issued by foreign banks, foreign companies or foreign governments. The Fund will invest only in instruments with remaining maturities of thirteen months or less and which are denominated in U.S. dollars. The Fund may invest in longer-term securities that are accompanied by demand features which will shorten the effective maturity of the securities to thirteen months or less. While we make every effort to achieve our objective and maintain a net asset value of $1 per share, we can't guarantee success. To date, the Fund's net asset value has never deviated from $1 per share.

-----------------------------------------------------------
MONEY MARKET FUNDS

Money market funds--which hold high-quality short-term debt
obligations--provide investors with a lower risk, highly
liquid investment option. These funds attempt to maintain a
net asset value of $1 per share, although there can be no
guarantee that they will always be able to do so.
-----------------------------------------------------------

PRINCIPAL RISKS

Although we try to invest wisely, all investments involve risk. Since the Fund invests in debt obligations, there is the risk that the value of a particular obligation could go down. Debt obligations are generally subject to CREDIT RISK--the risk that the issuer of a particular security may be unable to make principal and interest payments when they are due, and MARKET RISK--the risk that the securities could lose value because interest rates change or investors lose confidence in the ability of issuers in general to pay back their debt. With respect to the Fund's investments in asset-backed securities, there is a risk of prepayment, which means that if the underlying obligations are paid before they are due, the security may discontinue paying an attractive rate of income.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

     The Fund's investment in foreign securities involves additional risks. For example, foreign banks and companies generally are not subject to regulatory requirements comparable to those applicable to U.S. banks and companies. In addition, political developments and changes in currency rates may adversely affect the value of foreign securities. In all cases, however, we invest only in U.S. dollar-denominated securities.

     There is also a risk that we will sell a security for a price that is higher or lower than the value attributed to the security through the amortized cost valuation procedures we follow. Such an event could affect our ability to maintain a net asset value of $1 per share.

     An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1 per share, it is possible to lose money by investing in the Fund.

EVALUATING PERFORMANCE

A number of factors--including risk--can affect how the Fund performs. The following bar chart shows the Fund's performance for each full calendar year of operation. The tables below compare the Fund's average annual returns and yield for the periods indicated with those of a group of similar funds. The bar chart and tables demonstrate the risk of investing in the Fund by showing how returns can change. Past performance is not an indication that the Fund will achieve similar results in the future. For current yield information, you can call us at
(800) 521-7466.

--------------------------------------------------------------------------------
ANNUAL RETURNS(1) (CLASS I SHARES)


      1998     1999     2000
    ------------------------
      5.61%    5.32%    6.46%

BEST QUARTER: 1.72% (4TH QUARTER OF 2000)
WORST QUARTER: 1.23% (2ND QUARTER OF 1999)
--------------------------------------------------------------------------------

(1) THE FUND'S RETURNS ARE AFTER DEDUCTION OF EXPENSES. THE TOTAL RETURN OF THE CLASS I SHARES FROM 1-1-01 TO 3-31-01 WAS 1.36%.



--------------------------------------------------------------------------------

2  Prudential Institutional Liquidity Portfolio, Inc.   [Graphic] (800) 521-7466

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS(1) (AS OF 12/31/00)

                                           1 YEAR           SINCE INCEPTION
                                           ------           ---------------
  Class I shares                           6.46%          5.79% (since 7-9-97)
  Lipper Average(2)                        6.15%          5.49% (since 6-30-97)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7-DAY YIELD(1) (AS OF 3/31/00)

  Class I shares                           5.18%
  iMoneyNet, Inc. Average(3)               4.92%
--------------------------------------------------------------------------------


(1)  THE FUND'S RETURNS AND YIELD ARE AFTER DEDUCTION OF EXPENSES.

(2) THE LIPPER AVERAGE IS BASED UPON THE AVERAGE RETURN OF ALL MUTUAL FUNDS IN THE INSTITUTIONAL MONEY MARKET FUNDS CATEGORY.

(3) THE IMONEYNET, INC. AVERAGE IS BASED UPON THE AVERAGE YIELD OF ALL MUTUAL FUNDS IN THE ALL TAXABLE MONEY MARKET FUND CATEGORY.

FEES AND EXPENSES

These tables show the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                            CLASS I
                                                            -------
  Maximum sales charge (load)                                None
    imposed on purchases (as a percentage of
    offering price)
  Maximum deferred sales charge (load) (as a                 None
    percentage of the lower of original purchase
    price or sale proceeds)
  Maximum sales charge (load)                                None
    imposed on reinvested dividends
    and other distributions
  Redemption fees                                            None
  Exchange fee                                               None
  COMMAND Program annual fee(1)                              $125(2)
  BusinessEdge Program annual fee(1)                         $175(2)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


                                                            CLASS I
                                                            -------
  Management fees                                            .20%
  + Distribution and service (12b-1) fees                    None
  + Other  expenses                                          .06%
  = TOTAL ANNUAL FUND OPERATING EXPENSES                     .26%
  - Fee waiver and expense reimbursement(3)                  .11%
  = NET ANNUAL FUND OPERATING EXPENSES                       .15%
--------------------------------------------------------------------------------

(1) COMMAND AND BUSINESSEDGE ARE FINANCIAL SERVICES PROGRAMS AVAILABLE THROUGH PRUDENTIAL SECURITIES INCORPORATED AND/OR PRUCO SECURITIES CORPORATION. FOR MORE INFORMATION, YOU SHOULD CONTACT A PRUDENTIAL SECURITIES FINANCIAL ADVISOR OR A PRUCO SECURITIES PREFERRED AGENT.


(2) THE ANNUAL PROGRAM FEE AS A PERCENTAGE OF AVERAGE NET ASSETS IS LESS THAN .01% FOR BOTH THE COMMAND AND BUSINESSEDGE PROGRAMS AND IS CALCULATED BY DIVIDING $125 (THE TOTAL FEE FOR THE COMMAND PROGRAM) OR $185 (THE TOTAL FOR THE BUSINESSEDGE PROGRAM), RESPECTIVELY, BY THE AVERAGE ACCOUNT SIZE IN THE FUND. THE ANNUAL PROGRAM FEE IS NOT PRORATED FOR PURPOSES OF THIS CALCULATION TO GIVE EFFECT TO COMMAND PROGRAM OR BUSINESSEDGE PROGRAM PARTICIPANTS WHO ALSO OWN SHARES IN OR SUBSCRIBE TO VARIOUS SERVICES OFFERED BY THE RESPECTIVE PROGRAMS. A MAJOR PORTION OF THE ANNUAL PROGRAM FEE IS NOT ATTRIBUTABLE TO THE FUND, BUT RATHER TO NONFUND SERVICES PROVIDED BY THE PROGRAM.


(3) FOR THE FISCAL YEAR ENDING MARCH 31, 2002, THE MANAGER OF THE FUND HAS CONTRACTUALLY AGREED TO REIMBURSE THE FUND FOR OPERATING EXPENSES IN EXCESS OF .15% OF THE AVERAGE DAILY NET ASSETS OF CLASS I SHARES.


EXAMPLE

This example will help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


--------------------------------------------------------------------------------
                                 1 YR         3 YRS         5 YRS       10 YRS
                                 ----         -----         -----       ------
  Class I shares(1)              $15           $73          $135         $351
--------------------------------------------------------------------------------


(1) THE EXAMPLE REFLECTS THE AGREEMENT OF THE MANAGER TO REIMBURSE CERTAIN OPERATING EXPENSES OF CLASS I SHARES FOR THE FISCAL YEAR ENDING MARCH 31, 2001. THE MANAGER HAS NOT ADVISED THE FUND OF ITS INTENTION TO DISCONTINUE THE WAIVER AND/OR REIMBURSEMENT FOR SUBSEQUENT FISCAL YEARS. THE 3-YEAR, 5-YEAR AND 10-YEAR COSTS ONLY REFLECT THE 1-YEAR WAIVER AND REIMBURSEMENT.


--------------------------------------------------------------------------------

4  Prudential Institutional Liquidity Portfolio, Inc.   [Graphic] (800) 521-7466

--------------------------------------------------------------------------------
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is HIGH CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF PRINCIPAL AND LIQUIDITY. While we make every effort to achieve our objective, we can't guarantee success.

     The Fund invests in a diversified portfolio of short-term debt obligations which include, but are not limited to, obligations issued by the U.S. Government, its agencies and instrumentalities, as well as commercial paper, asset-backed securities, funding agreements, variable rate demand notes, bills, notes and other obligations issued by banks, corporations and other companies (including trust structures), obligations issued by foreign banks, foreign companies or foreign governments, and municipal notes.

     The Fund invests in high-quality money market instruments to try to provide investors with current income while maintaining a stable net asset value of $1 per share. We manage the Fund to comply with specific rules designed for money market mutual funds. This means that we manage the Fund's portfolio to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the Investment Company Act). As such, we will not acquire any security with a remaining maturity exceeding thirteen months, and we will maintain a dollar-weighted average portfolio of 90 days or less. In addition, we will comply with the diversification, quality and other requirements of Rule 2a-7. This means, generally, that the instruments we purchase present "minimal credit risk" and are of "eligible quality." "Eligible quality" for this purpose means a security: (i) rated in one of the two highest short-term rating categories by at least two nationally recognized statistical rating organizations (NRSROs) or, if only one NRSRO has rated the security, so rated by that NRSRO; (ii) rated in one of the three highest long-term rating categories by at least two NRSROs or, if only one NRSRO has rated the security, so rated by that NRSRO; or (iii) if unrated, of comparable quality as determined by the Fund's investment adviser. All securities that we purchase will be denominated in U.S. dollars but may be issued by a foreign issuer.

     COMMERCIAL PAPER is short-term debt obligations of banks, corporations and other borrowers. The obligations are usually issued by financially strong businesses and often include a line of credit to protect purchasers of the obligations. An ASSET-BACKED SECURITY is a loan or note that pays interest based upon the cash flow of a pool of assets, such as mortgages, loans and credit card receivables. CERTIFICATES OF DEPOSIT, TIME DEPOSITS, BANKERS' ACCEPTANCES and BANK NOTES are obligations issued by or through a bank. These instruments depend upon the strength of the bank involved in the borrowing to give


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

investors comfort that the borrowing will be repaid when promised. FUNDING AGREEMENTS are contracts issued by insurance companies that guarantee a return of principal, plus some amount of interest. When purchased by money market funds, funding agreements will typically be short-term and will provide an adjustable rate of interest.

     DEBT OBLIGATIONS in general, including those listed above and any others that we may purchase, are basically written promises to repay a debt. Among the various types of debt securities that we may purchase, the terms of repayment may vary, as may the commitment of other parties to honor the obligations of the issuer of the security. We may purchase securities that include DEMAND FEATURES, which allow us to demand repayment of a debt obligation before the obligation is due or "matures." This means that we can purchase longer-term securities because we can demand repayment of the obligation at an agreed-upon price within a relatively short period of time. This procedure follows the rules applicable to money market funds.

     FOREIGN SECURITIES and foreign markets involve additional risk. Laws and accounting standards typically are not as strict in foreign countries as they are in the U.S. Foreign fixed income and currency markets may be less stable than those in U.S. markets. Changes in the exchange rates of foreign currencies can affect the value of foreign assets.

     Any of the money market instruments that the Fund may purchase may be accompanied with the right to resell the instrument prior to the instrument's maturity. In addition, we may separately purchase rights to resell these instruments. These rights are referred to as "PUTS" and are acquired by the Fund to protect against a possible decline in the market value of the securities to which the puts relate in the event of interest rate fluctuations, to shorten the effective maturity of the security and to provide the Fund with liquidity to meet share-holder redemption requests.

     The securities that we may purchase may change over time as new types of money market instruments are developed. We will purchase these new instruments, however, only if their characteristics and features follow the rules governing the operation of money market funds.

     Our investment objective is a fundamental policy that cannot be changed without shareholder approval. The Board of Directors of the Fund can change investment policies that are not fundamental. For more information, see "Investment Risks" below and the Statement of Additional Information, "Description of the Fund, its Investments and Risks." The Statement of Additional Information--which we refer to as the SAI--contains additional


--------------------------------------------------------------------------------

6  Prudential Institutional Liquidity Portfolio, Inc.   [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

information about the Fund. For information on how to obtain a copy, see the back cover of this prospectus.

OTHER INVESTMENTS AND STRATEGIES

     While the Fund invests principally in the securities described above, it may invest in other securities or use certain investment strategies to increase returns or protect its assets, if market conditions warrant.

     The Fund intends to participate in one or more JOINT TRADING ACCOUNTS whereby the Fund, along with other investment companies managed by Prudential Investments Fund Management LLC, will jointly engage in repurchase agreements and, subject to the issuance of an order by the Securities and Exchange Commission, jointly purchase money market instruments. The ability of the Fund to participate in these joint trading accounts will be conditioned upon requirements imposed by such order, which may be amended from time to time.

     The Fund may also invest in other DEBT OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT and government-related entities. Some of these debt securities are backed by the full faith and credit of the U.S. Government, like obligations of the Government National Mortgage Association (GNMA or "Ginnie Mae"). Debt securities issued by other government entities, like obligations of the Federal National Mortgage Association (FNMA or "Fannie Mae") and the Student Loan Marketing Association (SLMA or "Sallie Mae"), are not backed by the full faith and credit of the U.S. Government. However, these issuers have the right to borrow from the U.S. Treasury to meet their obligations. The debt securities of other issuers, like the Farm Credit System, depend entirely upon their own resources to repay their debt.

     The Fund may also use REPURCHASE AGREEMENTS, where a party agrees to sell a security to the Fund and then repurchase it at an agreed-upon price at a stated time. These transactions constitute short-term cash loans by the Fund to financial institutions. This creates a fixed return for the Fund.

     The Fund may use REVERSE REPURCHASE AGREEMENTS, where we borrow money on a temporary basis by selling a security with an obligation to repurchase it at an agreed-upon price and time. The Fund's use of reverse repurchase agreements is limited to 15% of the value of its total assets.

     The Fund may also purchase money market obligations on a "WHEN-ISSUED" or "DELAYED-DELIVERY" basis. When the Fund makes this type of purchase, the price and interest rate are fixed at the time of purchase, but


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

delivery of and payment for the obligations take place at a later time. The Fund does not earn interest income until the date the obligations are delivered.

     The Fund may purchase FLOATING RATE and VARIABLE RATE securities. These securities pay interest at rates that change periodically to reflect changes in market interest rates. Because these securities adjust the interest they pay, they may be beneficial when interest rates are rising because of the additional return the Fund will receive, and they may be detrimental when interest rates are falling because of the reduction in interest payments to the Fund.

     The Fund also follows certain policies when it BORROWS MONEY (the Fund may borrow up to 15% of the value of its net assets); LENDS ITS SECURITIES to others (the Fund may lend up to 15% of its total assets, including collateral received in the transaction); and HOLDS ILLIQUID SECURITIES (the Fund may hold up to 10% of its net assets in illiquid securities, including securities with legal or contractual restrictions, those without a readily available market, privately placed commercial paper and repurchase agreements with maturities longer than seven days). The Fund is subject to certain investment restrictions that are fundamental policies, which means they cannot be changed without shareholder approval. For more information about these restrictions, see the SAI.




--------------------------------------------------------------------------------

8  Prudential Institutional Liquidity Portfolio, Inc.   [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
HOW THE FUND INVESTS
--------------------------------------------------------------------------------

INVESTMENT RISKS

As noted, all investments involve risk, and investing in the Fund is no exception. This chart outlines the key risks and potential rewards of the principal strategies and certain other investments of the Fund. See, too, "Description of the Fund, its Investments and Risks" in the SAI.

--------------------------------------------------------------------------------
INVESTMENT TYPE
% OF FUND'S TOTAL ASSETS          RISKS                    POTENTIAL REWARDS

HIGH-QUALITY               o Credit risk--the            o A source of regular
MONEY MARKET                 risk that default of          interest income
OBLIGATIONS                  an issuer would
                             leave the Fund with         o May be more secure
Up to 100%                   unpaid interest or            than stock and other
                             principal                     equity securities
                                                           since companies must
                           o Market risk--the              pay their debts
                             risk that bonds and           before they pay
                             other debt                    dividends
                             instruments may lose
                             value because
                             interest rates
                             change or there is a
                             lack of confidence
                             in a group of
                             borrowers or in an
                             industry
--------------------------------------------------------------------------------
MONEY MARKET OBLIGATIONS   o Foreign markets,            o Investors may
OF FOREIGN ISSUERS           economies and                 realize higher
(U.S. DOLLAR-DENOMINATED)    political systems             returns based upon
                             may not be as stable          higher interest
Up to 100%                   as those in the U.S.          rates paid on
                                                           foreign investments
                           o Differences in
                             foreign laws,               o Increased
                             accounting                    diversification by
                             standards, public             expanding the
                             information and               allowable choices of
                             custody and                   high-quality debt
                             settlement practices          securities
--------------------------------------------------------------------------------
ILLIQUID SECURITIES        o May be difficult to         o May offer a more
                             value precisely               attractive yield than
Up to 10% of net assets                                    more widely traded
                           o May be difficult to           securities
                             sell at the time or
                             price desired
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW THE FUND IS MANAGED
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

The Fund's Board of Directors oversees the actions of the Manager, Investment Adviser and Distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.

MANAGER

PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM)
GATEWAY CENTER THREE, 100 MULBERRY STREET
NEWARK, NEW JERSEY 07102-4077


     Under a management agreement with the Fund, PIFM manages the Fund's investment operations and administers its business affairs. For the fiscal year ended March 31, 2001, the Fund paid PIFM management fees, net of waiver, of .15% of the Fund's average net assets.

     As of March 31, 2001, PIFM served as the Manager to all 48 of the Prudential Mutual Funds, and as Manager or administrator to 20 closed-end investment companies, with aggregate assets of approximately $96.8 billion.


INVESTMENT ADVISER


Prudential Investment Management, Inc. (formerly The Prudential Investment Corporation), called Prudential Investments, is the Fund's investment adviser and has served as an investment adviser to investment companies since 1984. Its address is Prudential Plaza, 751 Broad Street, Newark, NJ 07102. PIFM has responsibility for all investment advisory services, supervises Prudential Investments and pays Prudential Investments for its services.


     Prudential Investments' Fixed Income Group is organized into teams that specialize by sector. The Fixed Income Investment Policy Committee, which is comprised of senior investment staff from each sector team, provides guidance to the teams regarding duration risk, asset allocations and general risk parameters. Portfolio managers contribute bottom up security selection within those guidelines.

DISTRIBUTOR

Prudential Investment Management Services LLC (PIMS) distributes the Fund's shares under a Distribution Agreement with the Fund.


--------------------------------------------------------------------------------

10  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------

Investors who buy shares of the Fund should be aware of some important tax issues. For example, the Fund distributes DIVIDENDS of ordinary income and any realized net CAPITAL GAINS to shareholders. These distributions are subject to taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (IRA), or some other qualified or tax-deferred plan or account.

     The following briefly discusses some of the important tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.

DISTRIBUTIONS

The Fund distributes DIVIDENDS of any net investment income to shareholders every month. The dividends you receive from the Fund will be taxed as ORDINARY INCOME, whether or not they are reinvested in the Fund.

     Although the Fund is not likely to realize capital gains because of the types of securities we purchase, any realized net CAPITAL GAINS will be paid to shareholders (typically once a year). Capital gains are generated when the Fund sells assets for a profit.

     For your convenience, Fund distributions of dividends and capital gains are automatically reinvested in the Fund. If you ask us to pay the distributions in cash, we will wire the distribution to your bank account instead of purchasing more shares of the Fund. Either way, the distributions are subject to taxes, unless your shares are held in a qualified or tax-deferred plan or account. For more information about automatic reinvestment and other shareholder services, see "How to Buy, Sell and Exchange Shares of the Fund--How To Buy Shares" at Step 4: Additional Shareholder Services.

TAX ISSUES

FORM 1099

Every year, you will receive a Form 1099, which reports the amount of dividends and capital gains we distributed to you during the prior year. If you own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099. However, you will receive a Form 1099 when you take any distributions from your qualified or tax-deferred plan or account.


     Fund distributions are generally taxable in the year they are received, except where we declare certain dividends in October, November or December of a calendar year but actually pay them in January of the following year. In



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND DISTRIBUTIONS AND TAX ISSUES
--------------------------------------------------------------------------------

WITHHOLDING TAXES


such cases, the dividends are treated as if they were paid on December 31 of the prior year. If federal law requires you to provide the Fund with your tax identification number and certifications as to your tax status, and if you fail to do so, or if you are otherwise subject to back-up withholding, we will withhold and pay to the U.S. Treasury 31% of your distributions. Dividends of net investment income and short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.



--------------------------------------------------------------------------------

12  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

HOW TO BUY SHARES

STEP 1: OPEN AN ACCOUNT

If you don't have an account with us or a securities firm that is permitted to buy or sell shares of the Fund for you, call Prudential Mutual Fund Services LLC
(PMFS), the Fund's Transfer Agent, at (800) 521-7466 or contact:


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101

     After you have established an account, all purchases of Class I shares must be made via wire transfer of funds to State Street Bank and Trust Company, Boston, Massachusetts, the Fund's custodian (the Custodian). We have the right to reject any purchase order or suspend or modify the Fund's sale of its shares.


STEP 2: CHOOSE A SHARE CLASS

The Fund offers Class A and Class I shares. Except as noted below, the minimum initial investment for Class I shares is $5 million and the minimum subsequent investment is $10,000. This prospectus only describes how you can buy and sell Class I shares of the Fund. For purposes of the minimum initial and subsequent investment requirements, a master account and its subaccounts, as well as related institutional accounts (that is, accounts of shareholders with a common institutional or corporate parent), may be combined.

PURCHASES THROUGH THE COMMAND PROGRAM OR THE BUSINESSEDGE PROGRAM


Class I shares of the Fund are available to shareholders who meet the minimum investment requirements and participate in either the corporate COMMAND(sm) Account Program (the COMMAND Program), which is available through Prudential Securities Incorporated (Prudential Securities), or the Prudential BusinessEdge(sm) Account Program (the BusinessEdge Program), which is available either through Prudential Securities or Pruco Securities Corporation (Prusec). These programs offer integrated financial services that link together various product components with the ability to invest in shares of the Fund.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

     If you participate in the COMMAND Program or the BusinessEdge Program, your purchase of Class I shares must be made through your Prudential Securities Financial Advisor or your Prusec broker, as applicable.

STEP 3: UNDERSTANDING THE PRICE YOU'LL PAY

When you invest in a mutual fund, you buy shares of the Fund. Shares of a money market mutual fund, like the Fund, are priced differently than shares of common stock and other securities.

     The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund--known as the NET ASSET VALUE or NAV--is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. In determining NAV, the Fund values its securities using the amortized cost method. The Fund seeks to maintain an NAV of $1 per share at all times.


     We determine the NAV of our shares once each business day at 4:00 p.m. New York time, on days that the New York Stock Exchange is open for trading. We do not determine NAV on days when we have not received any orders to purchase or sell, when changes in the value of the Fund's portfolio do not affect the NAV.

     If your purchase order for Class I shares is received by PMFS by calling
(800) 521-7466 before 4:00 p.m., New York time, and federal funds are received by the Custodian by wire transfer on the same business day, your purchase order becomes effective as of 4:00 p.m., New York time, and the shares you purchase are entitled to dividend income earned on that day. Telephone calls to PMFS will be recorded. In order to make investments that will generate income immediately, the Fund must have federal funds available to it. Therefore, you are urged to wire funds to the Custodian via the Federal Reserve Wire System as early in the day as possible.

     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your purchase order to your Prudential Securities Financial Advisor or Prusec broker, as applicable, before 2:00 p.m., New York time. The Prudential Securities Financial Advisor or Prusec broker will submit your order to the Fund for Class I shares and will arrange for the transfer of federal funds from your Program account to the Custodian. If your purchase order is received before 2:00 p.m., New York time, the shares you purchase are entitled to dividend income earned on that day.



--------------------------------------------------------------------------------

14  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

STEP 4: ADDITIONAL SHAREHOLDER SERVICES

As a Fund shareholder, you can take advantage of the following services and privileges:

AUTOMATIC REINVESTMENT. As we explained in the "Fund Distributions and Tax Issues" section, the Fund pays out--or distributes--its net investment income and capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV. If you want your distributions paid in cash (via wire transfer to your bank account), you can indicate this preference on your application or notify the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends.


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101


REPORTS TO SHAREHOLDERS. Every year, we will send you an annual report (along with an updated prospectus) and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we will send one annual shareholder report, one semi-annual shareholder report and one annual prospectus per household, unless you instruct us or your broker otherwise.

SUBACCOUNTING AND SPECIAL SERVICES. Special processing can be arranged with PMFS for corporations, banks and other institutions that wish to open multiple accounts (a master account and subaccounts). An institution that wishes to use PMFS's subaccounting facilities or other special services for individual or multiple accounts will be required to enter into a separate agreement with PMFS. Charges for these services, if any, will be determined on the basis of the level of services provided. Subaccounts can be opened at the time of an initial investment or at a later date.

HOW TO SELL YOUR SHARES

You can sell your shares of the Fund at any time, subject to certain restrictions.

     When you sell shares of the Fund--also known as redeeming shares--the price you will receive will be the NAV next determined after the Transfer


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

Agent receives your order to sell. Redemption requests may be made by telephone by calling PMFS at (800) 521-7466. When you call, you will be asked to provide your name (as an authorized person on the account), account number and personal identification number. Neither PMFS nor the Fund will be responsible for further verification of the authenticity of instructions received by telephone.

     During periods of severe market or economic conditions, telephone redemption may be difficult. In such case, you should consider sending your redemption request to PMFS by telecopy at telecopier number (732) 482-2666.

     All redemptions are paid by wire transfer of the proceeds to the U.S. commercial bank account or the Prudential Securities account designated on your account application.

     For Class I shares to be redeemed and the proceeds sent by wire transfer on the same day, telephone instructions or your written redemption request must be received by PMFS before 4:00 p.m., New York time. Although we will wire redemption proceeds on the same day as a request received before 4:00 p.m., New York time, you should be aware that federal wire restrictions and individual bank hours of operation may restrict your access to the redemption proceeds until the following business day. Class I shares redeemed before 4:00 p.m., New York time, are not entitled to income dividends declared on the day of the redemption.


     If you participate in the COMMAND Program or the BusinessEdge Program, you must submit your redemption request to your Prudential Securities Financial Advisor or Prusec broker, as applicable, before 2:00 p.m., New York time, in order to have the request processed on the same day.


RESTRICTIONS ON SALES

There are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. This may happen during unusual market conditions or emergencies when the Fund can't determine the value of its assets or sell its holdings. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


     If you are selling more than $100,000 of shares and you want the redemption proceeds wired to an institution that is not in our records, or you are a business or trust, and if you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order signature guaranteed by an "eligible guarantor institution." An "eligible guarantor



--------------------------------------------------------------------------------

16  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------


institution" includes any bank, broker-dealer or credit union. For more information, see the SAI, "Purchase and Redemption of Fund Shares."


     In addition, we may withhold wiring redemption proceeds if the Fund's investment adviser determines that the Fund could be adversely affected by making immediate payment, and we may take up to seven days to wire redemption proceeds.

REDEMPTION IN KIND

If the sales of Fund shares you make during any 90-day period reach the lesser of $250,000 or 1% of the value of the Fund's net assets, we can then give you securities from the Fund's portfolio instead of cash. If you want to sell the securities for cash, you would have to pay the costs charged by a broker.

INVOLUNTARY REDEMPTION

If you make a sale that reduces your account to less than $5 million, we may sell the rest of your shares and close your account. We do this to minimize the Fund's expenses paid by other shareholders. We will give you 60 days' notice, during which time you can purchase additional shares to avoid this action.

AUTOMATIC REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, your Fund shares will be automatically redeemed to cover any deficit in your account. The amount of the redemption will be the nearest dollar amount necessary to cover the deficit.

     The amount of the redemption will be the lesser of the total value of Fund shares held in your account or the deficit in your account. A deficit in your COMMAND Program account or BusinessEdge Program account may result from activity arising under the Program, such as debit balances incurred by the use of the Visa(R) Gold Debit Card Account (for the COMMAND Program) or the BusinessEdge Visa(R) Debit Card Account (for the BusinessEdge Program), as well as ATM transactions, cash advances and Program account checks. Your account will be automatically scanned for deficits each day and, if there is insufficient cash in your account, we will redeem an appropriate number of shares of the Fund to satisfy any remaining deficit. You are entitled to any dividends declared on the redeemed shares through the day before the redemption is made. Dividends declared on the redemption date will be


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO BUY AND SELL
SHARES OF THE FUND
--------------------------------------------------------------------------------

retained by Prudential Securities or Prusec, as applicable, which has advanced monies to satisfy deficits in your account.

     Redemptions are automatically made, to the nearest dollar, on each day to satisfy account deficits or to honor your redemption requests.

MANUAL REDEMPTION FOR THE COMMAND PROGRAM OR
THE BUSINESSEDGE PROGRAM

If you participate in the COMMAND Program or the BusinessEdge Program, you may redeem your Fund shares by submitting a written request to your Prudential Securities Financial Advisor or Prusec broker, as applicable. You should not send a manual redemption request to the Fund. If you do, we will forward the request to Prudential Securities or Prusec, as appropriate, which could delay your requested redemption.

     The proceeds from a manual redemption will immediately become a free cash balance in your Program account and will be automatically invested in the money market mutual fund that you selected as the "Primary Fund" for cash sweeps in your account. Both the COMMAND Program and the BusinessEdge Program require that your written redemption request be signed by all persons in whose name Fund shares are registered, exactly as they appear on your Program account client statement. In certain situations, additional documents such as trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority may be required.

     Under the COMMAND Program, Prudential Securities has the right to terminate your Program account at any time for any reason. Likewise, under the BusinessEdge Program, Prudential Securities or Prusec, as applicable, has the right to terminate your Program account at any time for any reason. If a Program account is terminated, all shares of the Fund held in the account will be redeemed.



--------------------------------------------------------------------------------

18  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights below are intended to help you evaluate the financial performance of Class I shares of the Fund. The TOTAL RETURN in the chart represents the rate that a shareholder earned on an investment in the Fund, assuming reinvestment of all dividends and other distributions. The information is for Class I shares of the Fund for the periods indicated.

     Review each chart with the financial statements which appear in the SAI. Additional performance information is contained in the annual report, which you can receive at no charge, as described on the back cover of this prospectus.


     The financial highlights for the three fiscal years ended March 31, 2001 and the period from July 9, 1997 through March 31, 1998 were audited by PricewaterhouseCoopers LLP, independent accountants, whose reports were unqualified.



------------------------------------------------------------------------------------------
CLASS I SHARES (FISCAL YEARS ENDED 3-31)

PER SHARE OPERATING PERFORMANCE            2001       2000        1999        1998(1)
------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $1.00      $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income and net               .062(4)    .053(4)     .053(4)     .041(4)
  realized gains
Dividends and distributions to             (.062)     (.053)      (.053)      (.041)
  shareholders

Net asset value, end of period             $1.00      $1.00       $1.00       $1.00
TOTAL RETURN(2)                            6.48%      5.43%       5.45%       4.15%

------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA                   2001       2000        1999        1998
------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000)       $2,092,210   $1,601,631  $1,750,229    $910,394
AVERAGE NET ASSETS (000)              $2,130,657   $1,643,961  $1,470,082    $814,138

RATIOS TO AVERAGE NET ASSETS:
Expenses                                   .15%(4)       .15%(4)     .15%(4)     .15%(3,4)
Net investment income                     6.28%(4)      5.30%(4)    5.26%(4)    5.60%(3,4)
------------------------------------------------------------------------------------------


(1) INFORMATION SHOWN IS FOR THE PERIOD FROM 7-9-97, WHEN CLASS I SHARES WERE FIRST OFFERED, THROUGH 3-31-98.

(2) TOTAL RETURN IS CALCULATED ASSUMING A PURCHASE OF SHARES ON THE FIRST DAY AND A SALE ON THE LAST DAY OF EACH PERIOD REPORTED AND INCLUDES REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS. TOTAL RETURNS FOR LESS THAN A FULL YEAR ARE NOT ANNUALIZED.

(3)  ANNUALIZED.

(4)  NET OF MANAGEMENT FEE WAIVER/EXPENSE SUBSIDY.



--------------------------------------------------------------------------------

The Prudential Mutual Fund Family

Prudential offers a broad range of mutual funds designed to meet your individual needs. For more information about these funds, contact your financial adviser or dealer or call us at (800) 225-1852. Read the applicable prospectus carefully before you invest or send money.

STOCK FUNDS


Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund


The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity
     Opportunity Fund


  Prudential Jennison Growth Fund
Prudential Natural Resources Fund, Inc.


Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund


  Prudential Health Sciences Fund


  Prudential Technology Fund
  Prudential Utility Fund


Prudential Small Company Fund, Inc.
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund


Prudential Tax-Managed Small-Cap Fund, Inc.


Prudential U.S. Emerging Growth
  Fund, Inc.
Prudential Value Fund


Prudential 20/20 Focus Fund

Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund

Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
  Small Capitalization Growth Fund
  Small Capitalization Value Fund

Asset Allocation/Balanced Funds


 Prudential Diversified Funds


   Conservative Growth Fund
   Moderate Growth Fund
   High Growth Fund

 The Prudential Investment Portfolios, Inc.
   Prudential Active Balanced Fund

GLOBAL FUNDS
Global Stock Funds


 Prudential Europe Growth Fund, Inc.


 Prudential Pacific Growth Fund, Inc.
 Prudential World Fund, Inc.
   Prudential Global Growth Fund
   Prudential International Value Fund
   Prudential Jennison International
      Growth Fund
 Global Utility Fund, Inc.
 Target Funds
   International Equity Fund

Global Bond Fund


 Prudential Global Total Return Fund, Inc.


--------------------------------------------------------------------------------
20  Prudential Institutional Liquidity Portfolio, Inc.  [GRAPHIC] (800) 521-7466

BOND FUNDS

TAXABLE BOND FUNDS


PRUDENTIAL GOVERNMENT INCOME
  FUND, INC.
PRUDENTIAL HIGH YIELD FUND, INC.


PRUDENTIAL HIGH YIELD TOTAL RETURN
  FUND, INC.


PRUDENTIAL SHORT-TERM CORPORATE BOND FUND, INC.


  Income Portfolio


PRUDENTIAL TOTAL RETURN BOND FUND, INC.


TARGET FUNDS
  Total Return Bond Fund

TAX-EXEMPT BOND FUNDS
PRUDENTIAL CALIFORNIA MUNICIPAL FUND
  California Series
  California Income Series

PRUDENTIAL MUNICIPAL BOND FUND
  High Income Series
  Insured Series

PRUDENTIAL MUNICIPAL SERIES FUND
  Florida Series


  New Jersey Series


  New York Series


  Pennsylvania Series


PRUDENTIAL NATIONAL MUNICIPALS
  FUND, INC.

MONEY MARKET FUNDS

TAXABLE MONEY MARKET FUNDS
 CASH ACCUMULATION TRUST
   Liquid Assets Fund
   National Money Market Fund

PRUDENTIAL GOVERNMENT SECURITIES TRUST

   Money Market Series
   U.S. Treasury Money Market Series

PRUDENTIAL MONEYMART ASSETS, INC.


SPECIAL MONEY MARKET FUND, INC.
   MONEY MARKET SERIES


TAX-FREE MONEY MARKET FUNDS


PRUDENTIAL CALIFORNIA MUNICIPAL FUND


   California Money Market Series

PRUDENTIAL MUNICIPAL SERIES FUND


   New Jersey Money Market Series


   New York Money Market Series


PRUDENTIAL TAX-FREE MONEY FUND, INC.


COMMAND FUNDS


COMMAND GOVERNMENT FUND


COMMAND MONEY FUND


COMMAND Tax-Free Fund


INSTITUTIONAL MONEY MARKET FUND
 PRUDENTIAL INSTITUTIONAL LIQUIDITY
   PORTFOLIO, INC.
   Institutional Money Market Series

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Please read this prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact


PRUDENTIAL MUTUAL FUND SERVICES LLC
ATTN: INSTITUTIONAL SERVICE DIVISION
P.O. BOX 8236
PHILADELPHIA, PA 19101
(800) 521-7466
(732) 482-7555 (Calling from outside the U.S.)


--------------------------------------------------------------------------------
Outside Brokers should contact

PRUDENTIAL INVESTMENT MANAGEMENT
 SERVICES LLC
P.O. BOX 8310
PHILADELPHIA, PA 19101
(800) 778-8769

--------------------------------------------------------------------------------
Visit Prudential's website at

HTTP://WWW.PRUDENTIAL.COM

--------------------------------------------------------------------------------
Additional information about the Fund can be obtained without charge and can be found in the following documents

STATEMENT OF ADDITIONAL INFORMATION (SAI)

(incorporated by reference into this prospectus)

ANNUAL REPORT


(contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance)


SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

You can also obtain copies of Fund documents from the Securities and Exchange Commission as follows

BY MAIL

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

BY ELECTRONIC REQUEST

publicinfo@sec.gov
(The SEC charges a fee to copy documents.)

IN PERSON

Public Reference Room in Washington, DC
(For hours of operation, call 1-202-942-8090)

VIA THE INTERNET

on the EDGAR Database at
http://www.sec.gov

--------------------------------------------------------------------------------

CUSIP Number                      NASDAQ Symbol

Class I Shares -- 744350-60-4     PLPXX

Investment Company Act File No. 811-5336

MF1371                          [LOGO] Printed on Recycled Paper

--------------------------------------------------------------------------------

            YOUR FINANCIAL SECURITY, YOUR SATISFACTION & YOUR PRIVACY

ACCESSING INFORMATION

     Access to customer information is authorized for Prudential business purposes only. Employees who have access to customer information are required to protect it and keep it confidential.

COLLECTING INFORMATION TO CONDUCT BUSINESS

     Prudential collects information about you to help us serve your financial needs, provide customer service, offer new products or services, and fulfill legal and regulatory requirements. The type of information that Prudential collects varies according to the products or services you request, and may include:

     o information included on your application and related forms (such as name, address, Social Security number, assets and income);

     o information about your relationships with us (such as products or services purchased, account balances and payment history);

     o information from your employer, benefit plan sponsor, or association for any Prudential group product you may have (such as name, address, Social Security number, age and marital status);

     o information from consumer reporting agencies (such as credit relationships and history);

     o information from other non-Prudential sources (such as motor vehicle reports, medical information, and demographic information); and

     o information from visitors to Prudential websites (such as that provided through online forms, site visitorship data and online information collecting devices known as "cookies").

SECURITY STANDARDS

     We continue to assess new technology to provide additional protection of your personal information. We safeguard customer information in accordance with federal standards and established security procedures. Measures we take include implementation of physical, electronic and procedural safeguards.

SHARING INFORMATION WITHIN PRUDENTIAL

     We may disclose the previously described information about our customers and former customers to other Prudential businesses, such as our securities broker-dealers, our insurance companies and agencies, our banks and our real estate brokerage franchise company. We may share information to:

     o    provide customer service or account maintenance; or

     o    tell you about other products or services offered by Prudential.

SHARING INFORMATION IN OTHER CIRCUMSTANCES

     In compliance with federal and state laws, we may disclose some or all of the information we collect about our customers and former customers, as described above, to non-Prudential businesses, such as:

     o companies that perform services for us or on our behalf (such as responding to customer requests, providing you with information about our products, or maintaining or developing software); or

     o financial services companies (such as banks, insurance companies, securities brokers or dealers) and non-financial companies (such as real estate brokers or financial publications) with whom we have marketing agreements.

     We will not share medical information or motor vehicle reports for marketing purposes.

     Many employers or other plan sponsors restrict the information that can be shared about their employees or members. In our business with institutions, we always honor these restrictions. If you have a relationship with Prudential as a result of products or services provided through an employer or other plan sponsor, we will abide by the specific privacy rules imposed by that organization.

     We may also disclose information to non-affiliated parties as allowed by law, such as in responding to a subpoena, preventing fraud, or complying with an inquiry by a government agency or regulator.

IT'S YOUR CHOICE

     Our customers periodically receive information about products and services available from the Prudential family of companies, as well as from select business partners, including financial services and non-financial services companies with whom we have marketing agreements. Many of our customers appreciate receiving this information. However, if you do not want us to share your information for these purposes or communicate offers to you -- either by phone or mail -- please complete the attached form and return it to us.

     If there are multiple owners of an account, any one of them may request on behalf of any or all of the others that their information not be disclosed and their names be removed from our phone or mailing lists.

     While you may receive more than one copy of this notice, if you choose to limit the sharing of your information, you only need to inform us of your choice once. Unless you modify this decision, we will continue to honor it.

                             NOT PART OF PROSPECTUS

THIS NOTICE IS BEING PROVIDED ON BEHALF OF THE FOLLOWING PRUDENTIAL AFFILIATES:

Prudential Insurance Company of America, The
Prudential Property and Casualty Insurance Company
Prudential Securities Incorporated

Prudential Bank and Trust Company, The
Prudential 20/20 Focus Fund
Prudential California Municipal Fund
Prudential Commercial Insurance Company
Prudential Commercial Insurance Company of New
  Jersey, The
Prudential Direct Insurance Agency of Texas, Inc.
Prudential Direct Insurance Agency of Alabama, Inc.
Prudential Direct Insurance Agency of
  Massachusetts, Inc.
Prudential Direct Insurance Agency of New
  Mexico, Inc.
Prudential Direct Insurance Agency of Ohio, Inc.
Prudential Direct Insurance Agency of Wyoming, Inc.
Prudential Direct, Inc.
Prudential Diversified Funds
Prudential Equity Fund, Inc.
Prudential Equity Investors, Inc.
Prudential Europe Growth Fund, Inc.
Prudential General Agency of Ohio, Inc.
Prudential General Insurance Agency of Florida, Inc.
Prudential General Insurance Agency of
  Kentucky, Inc.
Prudential General Insurance Agency of
  Massachusetts, Inc.
Prudential General Insurance Agency of
  Mississippi, Inc.
Prudential General Insurance Agency of Nevada, Inc.
Prudential General Insurance Agency of New
  Mexico, Inc.
Prudential General Insurance Agency of Texas, Inc.
Prudential General Insurance Agency of
  Wyoming, Inc.
Prudential General Insurance Company
Prudential General Insurance Company of
  New Jersey, The
Prudential Global Total Return Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Index Series Fund
Prudential Institutional Liquidity Portfolio, Inc.
Prudential Insurance Brokerage, Inc.
Prudential International Bond Fund, Inc.
Prudential Investment Management Services LLC
Prudential Investment Portfolios, Inc., The
Prudential Investments Fund Management LLC
Prudential MoneyMart Assets, Inc.
Prudential Municipal Bond Fund
Prudential Municipal Series Fund
Prudential National Municipal Funds, Inc.
Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential Property and Casualty Insurance Company
  of New Jersey, The
Prudential Property and Casualty New Jersey
  Insurance Brokerage, Inc., The
Prudential Real Estate Securities Fund
Prudential Savings Bank, F.S.B., The
Prudential Sector Funds, Inc.
Prudential Select Life Insurance Company of
  America
Prudential Series Fund, Inc., The
Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Small Company Fund, Inc.

Prudential Tax-Free Money Fund, Inc.
Prudential Tax-Managed Funds
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential Total Return Bond Fund, Inc.
Prudential Trust Company
Prudential U.S. Emerging Growth Fund, Inc.
Prudential Value Fund
Prudential World Fund, Inc.
Pruco Life Insurance Company
Pruco Life Insurance Company of New Jersey
Pruco Securities Corporation
Asia Pacific Fund, Inc., The
Bache Insurance Agency Incorporated
Bache Insurance Agency of Alabama, Inc.
Bache Insurance Agency of Oklahoma, Inc.
Bache Insurance Agency of Texas, Inc.
Cash Accumulation Trust
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund
Duff & Phelps Utilities Tax-Free Income Fund, Inc.
First Financial Fund, Inc.
Global Utility Fund, Inc.
High Yield Income Fund, Inc., The
High Yield Plus Fund, Inc., The
Hochman & Baker Investment Advisory Services
Hochman & Baker Securities
Hochman & Baker, Inc.
Jennison Associates LLC
Merastar Insurance Company
Nicholas-Applegate Fund, Inc.
Quick Sure Auto Agency

Special Money Market Fund, Inc.

Strategic Partners Series
Target Funds
Target Portfolio Trust, The
Titan Auto Agency, Inc.
Titan Auto Insurance
Titan Auto Insurance of Arizona, Inc.
Titan Auto Insurance of New Mexico
Titan Auto Insurance of Pennsylvania
Titan Auto Insurance, Inc.
Titan Indemnity Company
Titan Insurance Company
Titan Insurance Services, Inc.
Titan National Auto Call Center, Inc.
Victoria Automobile Insurance Company
Victoria Fire & Casualty Company
Victoria Insurance Agency, Inc.
Victoria National Insurance Company
Victoria Select Insurance Company
Victoria Specialty Insurance Company
W.I. of Florida, Inc.
WHI of New York, Inc.
Whitehall Insurance Agency of Texas, Inc.
Whitehall of Indiana, Inc.

In this notice, the phrase "third party" refers to any organization that is not a Prudential affiliate.

The words "you" and "customer," as used in this notice, mean any individual who obtains or has obtained a financial product or service from a Prudential affiliate that is to be used primarily for personal, family, or household purposes.

We will process your request as quickly as possible. In some cases, 6 to 8 weeks may be required for your request(s) to become effective. Prudential will continue to provide you with important information about your existing accounts, including inserts enclosed with your account statements and other notices regarding the Prudential products that you own. You may also receive communications from your Prudential Professional or from independently owned and operated franchisees of The Prudential Real Estate Affiliates, Inc.

If any of your information changes, please let us know so that we can update your records and continue to serve you as you have requested.

                             NOT PART OF PROSPECTUS

WE WANT TO KNOW YOUR PREFERENCE

If you do not want us to share the previously described information with Prudential businesses or non-Prudential businesses, to inform you of other products or services we believe may be of interest to you, complete item #1. In addition, if you do not want to receive communications regarding other products or services by mail or phone, complete item #2.

1. [ ] Do not share my information to inform me of other products or services.

2. Please remove my name from Prudential's corporate marketing lists for receiving information:

   [ ] by U.S. mail      [ ] by telephone

TO ENABLE US TO PROCESS YOUR REQUEST, PLEASE PROVIDE YOUR ACCOUNT/POLICY NUMBER EXACTLY AS IT APPEARS ON YOUR STATEMENT:

-------------------------------------------------
 Account/Policy Number (required for processing)

PLEASE PRINT YOUR NAME AND ADDRESS EXACTLY AS IT APPEARS ON YOUR STATEMENT:

----------------------------------      NAMES OF JOINT OWNERS
 Last Name

----------------------------------      ----------------------------------------
 First Name                               Last Name

----------------------------------      ----------------------------------------
 Address (Line 1)                         First Name

----------------------------------      ----------------------------------------
 Address (Line 2)                         Address (Line 1)

----------------------------------      ----------------------------------------
 City                                     Address (Line 2)

----------------------------------      ----------------------------------------
 State                   ZIP Code         City

----------------------------------      ----------------------------------------
 (Area Code) Phone Number                 State                        ZIP Code


MAIL TO:
PRUDENTIAL -- CUSTOMER PRIVACY          ----------------------------------------
P.O. BOX 4600                             Last Name
TRENTON, NEW JERSEY 08650
                                        ----------------------------------------
                                          First Name

                                        ----------------------------------------
                                          Address (Line 1)

                                        ----------------------------------------
                                          Address (Line 2)

                                        ----------------------------------------
                                          City

                                        ----------------------------------------
                                          State                        ZIP Code

IF THERE ARE JOINT OWNERS TO WHICH THIS REQUEST WILL APPLY PLEASE PROVIDE THEIR INFORMATION ON THE BACK OF THIS FORM.


00019                       NOT PART OF PROSPECTUS

               PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.

                        INSTITUTIONAL MONEY MARKET SERIES


                       Statement of Additional Information
                               Dated June 4, 2001


     Prudential Institutional Liquidity Portfolio, Inc.--Institutional Money Market Series (the Fund) is an open-end diversified management investment company whose investment objective is high current income consistent with the preservation of principal and liquidity. The Fund offers Class A shares and Class I shares. The Fund pursues this objective by investing primarily in a portfolio of short-term money market instruments maturing within thirteen months of the date of acquisition. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests" in the Fund's Prospectus for Class A shares or Class I shares, as applicable, and "Description of the Fund, its Investments and Risks" in this Statement of Additional Information.

     The Fund's address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and its telephone number is (800) 521-7466.


     This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Fund's Prospectus for Class A shares or Class I shares, as applicable, each dated June 4, 2001, copies of which may be obtained from the Fund upon request at the address or telephone number noted above.

     The Fund's audited financial statements for the fiscal year ended March 31, 2001 are incorporated in this SAI by reference to the Fund's 2001 annual report to shareholders (File No. 811-05336). You may obtain a copy of the Fund's annual report at no charge by request to the Fund at the address or telephone number noted above.



                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund History .............................................................   B-2
Description of the Fund, its Investments and Risks .......................   B-2
Investment Restrictions ..................................................   B-4
Management of the Fund ...................................................   B-6
Control Persons and Principal Holders of Securities ......................   B-8
Investment Advisory and Other Services ...................................   B-9
Brokerage Allocation and Other Practices .................................  B-11
Securities and Organization ..............................................  B-12
Purchase and Redemption of Fund Shares ...................................  B-12
Net Asset Value ..........................................................  B-13
Taxes, Dividends and Distributions .......................................  B-14
Calculation of Yield .....................................................  B-15

Financial Statements .....................................................  B-15

Appendix I--Description of Ratings .......................................   I-1

================================================================================

MF137B

                                  FUND HISTORY

     The Fund was organized as a corporation under the laws of Maryland on September 1, 1987.

               DESCRIPTION OF THE FUND, ITS INVESTMENTS AND RISKS

          (a) CLASSIFICATION. The Fund is an open-end diversified management investment company.

          (b) INVESTMENT STRATEGIES AND RISKS.

     The Fund's investment objective is high current income consistent with the preservation of principal and liquidity. While the principal investment policies and strategies for seeking to achieve this objective are described in the Fund's Prospectuses for its Class A shares and Class I shares, the Fund may from time to time also utilize the securities, instruments, policies and strategies described below in seeking to achieve its objective. The Fund may not be successful in achieving its objective and you can lose money.

OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT, ITS AGENCIES AND INSTRUMENTALITIES

     Obligations issued or guaranteed as to principal and interest by the U.S. Government may be acquired by the Fund in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain United States Treasury notes or bonds. Such notes and bonds are held in custody by a bank on behalf of the owners. These custodial receipts are known by various names, including "Treasury Receipts," "Treasury Investment Growth Receipts" (TIGRs) and "Certificates of Accrual on Treasury Securities" (CATS). The Fund does not intend to purchase Treasury Receipts, TIGRs or CATS during the coming year.

FLOATING RATE AND VARIABLE RATE SECURITIES

     The Fund may purchase "floating rate" and "variable rate" securities. Investments in floating or variable rate securities normally will involve securities which provide a rate that is set as a spread to a designated base rate, such as rates on Treasury bills, and, in some cases, that the purchaser can demand payment of the obligation at specified intervals or after a specified notice period (in each case a period of less than thirteen months) at par plus accrued interest, which amount may be more or less than the amount paid for them. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate.

DEMAND FEATURES AND GUARANTEES

     The Fund may purchase demand features and guarantees. A demand feature supporting a money market fund instrument can be relied upon in a number of respects. First, the demand feature can be relied upon to shorten the maturity of the underlying instrument. Second, the demand feature, if unconditional, can be used to evaluate the credit quality of the underlying security. This means that the credit quality of the underlying security can be based solely on the credit quality of the unconditional demand feature supporting that security.

     A guarantee is a form of unconditional credit support that may include bond insurance, a letter of credit, and an unconditional demand feature. A money market fund holding a security subject to a guarantee may determine the credit quality of the underlying security solely on the basis of the credit quality of the supporting guarantee.

     The Fund can invest 10% of its total assets in securities directly issued by, or supported by, a demand feature provider or guarantor. Rule 2a-7 under the Investment Company Act of 1940, as amended (the Investment Company Act) provides a more stringent limit on demand features and guarantees that are "second tier securities" under the Rule; that is, those securities that are rated in the second highest category by a specified number of rating organizations. Specifically, Rule 2a-7 provides that a money market fund cannot invest more than 5% of its total assets in securities directly issued by, or supported by, second tier demand features or guarantees that are issued by the institution that issued such second tier securities.

LENDING OF SECURITIES

     Consistent with applicable regulatory requirements, the Fund may lend its portfolio to brokers, dealers and financial institutions, provided that outstanding loans of the Fund do not exceed in the aggregate 15% of the value of the Fund's total assets and, provided that such loans are callable at any time by the Fund and are at all times secured by cash or U.S. Government securities that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive payments in lieu of the interest on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral which will be invested in short-term obligations. Any voting rights, or rights to consent, relating to the securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the loaned securities may be voted by the Fund.

     A loan may be terminated by the borrower on one business day's notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over the value of the collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by the Board of Directors of the Fund. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund.

     The Fund will pay reasonable finders', administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

ILLIQUID SECURITIES

     The Fund may not hold more than 10% of its net assets in illiquid securities. If the Fund were to exceed this limit, the investment adviser would take prompt action to reduce the Fund's holdings in illiquid securities to no more than 10% of its net assets, as required by applicable law. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (Securities Act), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such securities.

     Rule 144A under the Securities Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act and commercial paper for which there is a readily available market will not be deemed to be illiquid under procedures established by the Board of Directors. The investment adviser will monitor the liquidity of such restricted securities subject to the supervision of the Board of Directors. In reaching liquidity decisions, the investment adviser will consider, inter alia, the following factors: (1) the frequency of trades and quotes for the security;
(2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer). In addition, in order for commercial paper that is issued in reliance on Section 4(2) of the Securities Act to be considered liquid, (i) it must be rated in one of the two highest rating categories by at least two nationally recognized statistical rating organizations (NRSROs), or if only one NRSRO rates the securities, by that NRSRO, or, if unrated, be of comparable quality in the view of the investment adviser; and (ii) it must not be "traded flat" (i.e., without accrued interest) or in default as to principal or interest. Repurchase agreements subject to a demand right are deemed to have a maturity equal to the notice period.

BORROWING

     The Fund may borrow from banks (including through entering into reverse repurchase agreements) up to and including 15% of the value of its net assets taken at cost for temporary or emergency purposes. The Fund may pledge up to and including 15% of its net assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings (other than permissible securities loans) exceed 5% of its total assets.

REPURCHASE AGREEMENTS

     The Fund may purchase securities and concurrently enter into "repurchase agreements" with the seller, whereby the seller agrees to repurchase such securities at a specified price within a specified time (generally seven days or less). The repurchase agreements provide that the Fund will sell the underlying instruments back to the dealer or the bank at the specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The difference between the purchase price and the resale price represents the interest earned by the Fund, which is unrelated to the coupon rate or maturity of the purchased security. Repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. Such collateral will be held by the Custodian, directly or through a sub-custodian, and will be maintained physically or in a book-entry account.

     The Fund will enter into repurchase transactions only with parties which meet creditworthiness standards approved by the Fund's Board of Directors. The Fund's investment adviser monitors the creditworthiness of such parties under the general supervision of the Board of Directors. In the event of a default or bankruptcy by a seller, the Fund will promptly seek to liquidate the collateral. To the extent that the proceeds upon sale of such collateral upon a default in the obligation to repurchase are less than the resale price, the Fund will suffer a loss if the financial institution that is a party to the repurchase agreement petitions for bankruptcy or becomes subject to the U.S. Bankruptcy Code because the law regarding the rights of the trust is unsettled. As a result, under these circumstances, there may be a restriction on the Fund's ability to sell the collateral, and the Fund could suffer a loss.

     The Fund intends to participate in a joint repurchase account with other investment companies managed by Prudential Investments Fund Management LLC (PIFM or the Manager) pursuant to an order of the Securities and Exchange Commission
(SEC). On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such other investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment. In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated sub-custodians, as the case may be, under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which equals or exceeds the resale price of the agreement. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements have the characteristics of borrowing and involve the sale of securities held by the Fund with an agreement to repurchase the securities at a specified price, date and interest payment. The Fund intends only to use the reverse repurchase technique when it will be to its advantage to do so. These transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. The Fund may be unable to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid. The use of reverse repurchase agreements may exaggerate any increase or decrease in the value of the Fund's portfolio. The Fund's Custodian will maintain in a segregated account cash or other liquid assets maturing not later than the expiration of the reverse repurchase agreements having a value equal to or greater than such commitments.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

     The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. The Fund will limit such purchases to those in which the date of delivery and payment falls within 90 days of the date of the commitment. The Fund will make commitments to purchase such when-issued securities only with the intention of actually acquiring the securities. The Fund's Custodian will segregate cash or other liquid assets having a value equal to or greater than the Fund's purchase commitments. If the Fund chooses to dispose of the when-issued security prior to its receipt of, and payment for, the security, it could, as with the disposition of any other portfolio security, incur a gain or loss due to market fluctuations. The securities so purchased are subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

                             INVESTMENT RESTRICTIONS

     The following restrictions are fundamental policies. Fundamental policies are those which cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund. A "majority of the outstanding voting securities," when used in this Statement of Additional Information, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares. With respect to the submission of a change in fundamental policy or investment objective of the Fund, such matters shall be deemed to have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund votes for the approval of such matters as provided above.

     The following investment restrictions are fundamental policies of the Fund and may not be changed except as described above.

     The Fund may not:

     1. Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions); provided that the deposit or payment by the Fund of initial or maintenance margin in connection with options or futures contracts is not considered the purchase of a security on margin.

     2. Make short sales of securities or maintain a short position.

     3. Issue senior securities, borrow money (including through the entry into reverse repurchase agreement transactions) or pledge its assets, except that the Fund may borrow up to 15% of the value of its total assets (calculated when the loan is made) from banks for temporary, extraordinary or emergency purposes and may pledge up to 15% of the value of its total assets to secure such borrowings. The Fund will not purchase portfolio securities if its borrowings exceed 5% of its net assets. The purchase or sale of securities on a "when-issued" or delayed delivery basis, the entry into reverse repurchase agreements and the purchase and sale of financial futures contracts and collateral arrangements with respect thereto are not deemed to be a pledge of assets and such arrangements are not deemed to be the issuance of a senior security.


     4. Purchase any security (other than obligations of the U.S. government, its agencies or instrumentalities) if, as a result, with respect to 75% of the value of the Fund's total assets, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer.

     5. Purchase any securities (other than obligations of the U.S. government, its agencies and instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets (determined at the time of investment) would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that there is no limitation with respect to money market instruments of domestic banks. For purposes of this exception, domestic banks shall include all banks which are organized under the laws of United States or a state (as defined in the Investment Company Act), U.S. branches of foreign banks that are subject to the same regulations as U.S. banks and foreign branches of domestic banks.


     6. Buy or sell real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and publicly traded securities of real estate investment trusts. The Fund may not purchase interests in real estate limited partnerships which are not readily marketable.

      7. Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

      8. Make investments for the purpose of exercising control or management.

      9. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 10% of its total assets (determined at the time of investment) would be invested in such securities, or except as part of a merger, consolidation or other acquisition.

     10. Invest in interests in oil, gas or other mineral exploration or development programs, except that the Fund may invest in the securities of companies which invest in or sponsor such programs.

     11. Make loans, except through (i) repurchase agreements and (ii) loans of portfolio securities (limited to 15% of the value of the Fund's total assets).

     12. Purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as may be permitted by restriction number 9.

     13. Enter into reverse repurchase agreements if, as a result thereof, the Fund's obligations with respect to reverse repurchase agreements would exceed 15% of the value of the Fund's total assets.

     14. Buy or sell commodities or commodity contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that if the percentage limitation is met at the time the action is taken, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy. However, in the event that the Fund's asset coverage for borrowings falls below 300%, the Fund will take action within three days to reduce its borrowings, as required by applicable law.

                             MANAGEMENT OF THE FUND

(a) DIRECTORS

     The Fund has Directors who, in addition to overseeing the actions of the Fund's Manager, Subadviser, and Distributor, decide upon matters of general policy.

     The Directors also review the actions of the officers of the Fund, who conduct and supervise the daily business operations of the Fund.

(b) MANAGEMENT INFORMATION--DIRECTORS AND OFFICERS


                                  POSITION WITH    PRINCIPAL OCCUPATIONS AND OTHER
NAME, ADDRESS AND AGE (1)           THE FUND       AFFILIATIONS FOR THE LAST FIVE YEARS
-------------------------         -------------    ------------------------------------
  Delayne Dedrick Gold (62)       Director         Marketing Consultant.

* Robert F. Gunia (54)            Vice President   Executive Vice President and Chief Administrative Officer (since
                                  and Director        June 1999) of Prudential Investments; Corporate Vice President
                                                      (since September 1997) of the Prudential Insurance Company of
                                                      America (Prudential); Executive Vice President and Treasurer
                                                      (since December 1996) of Prudential Investments Fund Management
                                                      LLC (PIFM); President (since April 1999) of Prudential Investment
                                                      Management Services LLC (PIMS); formerly Senior Vice President
                                                      (March 1987-May 1999) of Prudential Securities Incorporated
                                                      (Prudential Securities); formerly Chief Administrative Officer
                                                      (July 1989-September 1996), Director (January 1989-September
                                                      1996), and Executive Vice President, Treasurer and Chief
                                                      Financial Officer (June 1987-September 1996) of Prudential Mutual
                                                      Fund Management, Inc. (PMF); Vice President and Director (since
                                                      May 1989) of The Asia Pacific Fund, Inc.

  Robert E. LaBlanc (67)          Director         President (since 1981) of Robert E. LaBlanc Associates, Inc.
                                                      (telecommunications); formerly, General Partner at Salomon
                                                      Brothers and Vice-Chairman of Continental Telecom; Director of
                                                      Storage Technology Corporation (since 1979), Titan Corporation
                                                      (electronics, since 1995), Salient 3 Communications, Inc. (since
                                                      1995), Chartered Semi-Conductor Manufacturing Ltd.
                                                      (Singapore)(since 1998) and Tribune Company (since 1981); Trustee of Manhattan College.

* David R. Odenath, Jr. (44)      Director         President (since June 1999) of Prudential Investments; Officer in
                                                      Charge, President, Chief Executive Officer and Chief Operating
                                                      Officer (since June 1999) of PIFM; Senior Vice President (since
                                                      June 1999) of Prudential; Senior Vice President (August 1993-May
                                                      1999) of PaineWebber Group, Inc.

* Judy A. Rice (53)               Vice President   Executive Vice President (since 1999) of Prudential Investments;
                                  and Director        Executive Vice President (since 1999) of PIFM; formerly various positions to Senior Vice President (1992-1999) of Prudential
                                                      Securities, and various positions to Managing Director
                                                      (1975-1992) of Shearson Lehman Advisors; Governor of the Money
                                                      Management Institute and member of the Prudential Securities
                                                      Operating Council and the National Association for Variable
                                                      Annuities.

Robin B. Smith (61)               Director         Chairman and Chief Executive Officer (since August 1996) of
                                                      Publishers Clearing House; formerly President and Chief Executive
                                                      Officer (January 1989-August 1996) and President and Chief
                                                      Operating Officer (September 1981-December 1988) of Publishers
                                                      Clearing House; Director of BellSouth Corporation (since 1994),
                                                      Texaco Inc. (since 1992), Springs Industries Inc. (home
                                                      furnishings/specialty fabrics, since 1993), and Kmart Corporation
                                                      (since 1996).

                                  POSITION WITH    PRINCIPAL OCCUPATIONS AND OTHER
NAME, ADDRESS AND AGE (1)           THE FUND       AFFILIATIONS FOR THE LAST FIVE YEARS
-------------------------         -------------    ------------------------------------
  Stephen Stoneburn (57)          Director         President and Chief Executive Officer (since June 1996) of Quadrant
                                                      Media Corp. (publishing); formerly President (June 1995-June
                                                      1996) of Argus Integrated Media, Inc.; Senior Vice President and
                                                      Managing Director (January 1993-1995) of Cowles Business Media
                                                      and Senior Vice President of Fairchild Publications, Inc.


  Nancy H. Teeters (70)           Director         Economist; formerly Director of Inland Steel Industries (July
                                                      1984-1999); formerly, Vice President and Chief Economist (July
                                                      1984-July 1990) of International Business Machines Corporation;
                                                      formerly, Governor of Federal Reserve System (1978-1984).

  Clay T. Whitehead (62)          Director         President (since May 1983) of National Exchange Inc. (new business
  P.O. Box 8090                                       development firm).
  McLean, VA 22106-8090

  Grace Torres (41)               Treasurer and    Senior Vice President (since January 2000) of PIFM; formerly First
                                  Principal           Vice President (December 1996-January 2000) of PIFM and First
                                  Financial and       Vice President (March 1993-1999) of Prudential Securities.
                                  Accounting
                                  Officer


  Jonathan D. Shain (42)          Secretary        Vice President and Corporate Counsel (since August 1998) of
                                                      Prudential; formerly Attorney with Fleet Bank, N.A. (January
                                                      1997-July 1998) and Associate Counsel (August 1994-January 1997)
                                                      of New York Life Insurance Company.

  William V. Healey (47)          Assistant        Vice President and Corporate Counsel (since August 1998) of
                                  Secretary           Prudential and Chief Legal Officer (since August 1998) of
                                                      Prudential Investments, a business unit of Prudential; Director,
                                                      ICI Mutual Insurance Company (since June 1999); formerly
                                                      Associate General Counsel of The Dreyfus Corporation (Dreyfus), a
                                                      subsidiary of Mellon Bank, N.A. (Mellon Bank), and an officer and/or director of various affiliates of Mellon Bank and Dreyfus.

-------------
(1) Unless otherwise noted, the address for each of the above persons is c/o Prudential Investments Fund Management LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

 * "Interested" Director, as defined in the Investment Company Act of 1940, by reason of his affiliation with Prudential, Prudential Investment
     Management Service LLC (PIMS) or PIFM.

     Directors and officers of the Fund are also trustees, directors and officers of some or all of the other investment companies distributed by PIMS.

     The officers conduct and supervise the daily business operations of the Fund, while the Directors, in addition to their functions set forth under "Manager" and "Distributor," review such actions and decide on general policy.

     The Board of Directors has adopted a retirement policy which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75.

     Pursuant to the Management Agreement with the Fund, the Manager pays all compensation of officers and employees of the Fund as well as the fees and expenses of all Directors of the Fund who are affiliated persons of the Manager.

     The Fund pays each of its Directors who is not an affiliated person of PIFM annual compensation, in addition to certain out-of-pocket expenses. Directors who serve on Fund Committees receive additional compensation. The amount of compensation paid to each Director may change as a result of the introduction of additional funds upon which the Director will be asked to serve.


     Directors may receive their Directors' fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues daily the amount of such Director's fees in installments which accrue interest at a rate equivalent to the prevailing rate applicable to 90-day U.S. Treasury Bills at the beginning of each calendar quarter (the T-Bill rate) or, pursuant to an SEC exemptive order, at the daily rate of return of the Fund (the Fund rate). Payment of the interest so accrued is also deferred and accruals become payable at the option of the Director. The Fund's obligation to make payments of deferred Directors' fees, together with interest thereon, is a general obligation of the Fund.


     The following table sets forth the aggregate compensation paid by the Fund for the fiscal year ended March 31, 2001 to the Directors who are not affiliated with the Manager and the aggregate compensation paid to such Directors for service on the Fund's Board and that of all other funds managed by PIFM (Fund Complex) for the calendar year ended December 31, 2000.


                               COMPENSATION TABLE

                                                                   TOTAL
                                                               COMPENSATION
                                                                 FROM FUND
                                          AGGREGATE              AND FUND
                                        COMPENSATION           COMPLEX PAID
       NAME AND POSITION                 FROM FUND            TO DIRECTORS(2)
       -----------------                ------------          ---------------

Delayne D. Gold--Director                  $3,900              $173,000 (38/58)*
Robert F. Gunia (1)--Director                --                   --
Robert F. LaBlanc--Director                $3,900              $110,000 (22/41)*
David R. Odenath, Jr.(1)--Director           --                   --
Judy A. Rice (1)--Director                   --                   --
Robin B. Smith--Director                   $4,252              $114,000 (27/33)*
Stephen Stoneburn--Director                $3,900              $110,000 (22/41)*
Nancy H. Teeters--Director                 $4,600              $118,000 (25/40)*
Clay T. Whitehead--Director                $3,900              $173,000 (35/59)*


------------
 * Indicates number of funds/portfolios in Fund Complex (including the Fund) to which aggregate compensation relates.

(1) Directors who are "interested," do not receive compensation from the Fund Complex (including the Fund).

(2) Although the last column shows the total amount paid to Directors from the Fund Complex during the calendar year ended December 31, 2000, total compensation from all of the funds in the Fund Complex for that calendar year includes amounts deferred at the election of Directors under the funds' Deferred Compensation Plans. Including accrued interest, total deferred compensation amounted to $106,992 for Robin B. Smith. Currently, Ms. Smith has agreed to defer some of her fees at the T-Bill rate and other fees at the Fund rate.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


     As of May 11, 2001, the Directors and officers of the Fund, as a group, beneficially owned less than 1% of the outstanding shares of Common Stock of the Fund.

     As of May 11, 2001, the beneficial owners, directly or indirectly, of more than 5% of the outstanding common stock of the Fund were:


                                                                                   NUMBER OF SHARES
         NAME                       ADDRESS                         CLASS           (% OF CLASS)
         ----                       --------                       ------          ----------------

Special Liability Account        Money Market Operations              I            198,840,435 (6.9%)
Attn: Deborah Stroman            2 Gateway Center, 3rd Floor
                                 Newark, NJ 07102

Household Finance Corp.          2700 Sanders Rd.                     I            200,000,000 (7.0%)
Attn: Donna Cymbal               Prospect Heights, IL 60070

     As of May 11, 2001, Prudential Securities was the record holder for other beneficial owners of 889,407,887 Class I shares of the Fund, representing approximately 31.0% of the Class I shares then outstanding. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

                     INVESTMENT ADVISORY AND OTHER SERVICES


MANAGER AND INVESTMENT ADVISER

     The manager of the Fund is Prudential Investments Fund Management LLC (PIFM or the Manager), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. PIFM serves as manager to all of the other investment companies that, together with the Fund, comprise the Prudential Mutual Funds. See "How the Fund is Managed--Manager" in the Prospectus of the Class A shares or the Class I shares, as applicable. As of March 31, 2001, PIFM managed and/or administered open-end and closed-end management investment companies with assets of approximately $96.8 billion.

     Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), an affiliate of PIFM, serves as the transfer agent and dividend distribution agent for the Prudential Mutual Funds and, in addition, provides customer service, recordkeeping and management and administrative services to qualified plans.

     Pursuant to the Management Agreement with the Fund (the Management Agreement), PIFM, subject to the supervision of the Fund's Board of Directors and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, PIFM is obligated to keep certain books and records of the Fund. PIFM has hired Prudential Investment Management, Inc., doing business as Prudential Investments (PI, the investment advisor or the Subadviser), to provide subadvisory services to the Fund. PIFM also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by State Street, the Fund's custodian (the Custodian), and PMFS. The management services of PIFM for the Fund are not exclusive under the terms of the Management Agreement and PIFM is free to, and does, render management services to others.


     For its services, PIFM receives, pursuant the Management Agreement, a fee at an annual rate of .20 of 1% of the Fund's average daily net assets for each of Class A and Class I shares. The fee is computed daily and payable monthly. The Management Agreement also provides that in the event the expenses of the Fund (including the fees payable to PIFM, but excluding interest, taxes, brokerage commissions, distribution fees and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business) for any fiscal year exceed the lowest applicable annual expense limitation established and enforced pursuant to the statutes or regulations of any jurisdiction in which shares of the Fund are then qualified for offer and sale, the compensation due to PIFM will be reduced by the amount of such excess. Reductions in excess of the total compensation payable to PIFM will be paid by PIFM to the Fund. Currently, the Fund believes that there are no such expense limitations.

     In connection with its management of the corporate affairs of the Fund pursuant to the Management Agreement, PIFM bears the following expenses:

          (a) the salaries and expenses of all personnel of PIFM and the Fund, except the fees and expenses of Directors who are not affiliated persons of PIFM or the Fund's investment adviser;

          (b) all expenses incurred by PIFM or by the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund, as described below; and

          (c) the costs and expenses payable to the investment adviser pursuant to the subadvisory agreement between PIFM and PI (the Subadvisory Agreement).

     Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses: (a) the fees payable to the Manager, (b) the fees and expenses of Directors who are not affiliated with PIFM or the Fund's Subadvisor, (c) the fees and certain expenses of the Fund's Custodian and Transfer Agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of the Fund's legal counsel and independent accountants, (e) brokerage commissions, if any, and any issue or transfer taxes chargeable to the Fund in connection with its securities and futures transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund is a member, (h) the cost of stock certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, and paying the fees and expenses of notice filings made in accordance with state securities laws,
(k) allocable communications expenses with respect to investor services and all expenses of shareholders' and Directors' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders, (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, and (m) distribution expenses.

     The Management Agreement also provides that PIFM will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement provides that it will terminate automatically if assigned (as defined in the Investment Company Act), and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice. The Management Agreement provides that it will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the Investment Company Act.


     For the fiscal years ended March 31, 2001, 2000 and 1999, PIFM received management fees of $5,095,813, $4,020,175 and $3,435,107, respectively.

     PIFM has entered into the Subadvisory Agreement with PI, a wholly-owned subsidiary of Prudential. The Subadvisory Agreement provides that PI furnish investment advisory services in connection with the management of the Fund. In connection therewith, PI is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises PI's performance of such services. PI was reimbursed by PIFM for the reasonable costs and expenses incurred by PI in furnishing services to PIFM. PI is paid by PIFM at an annual rate of .10 of 1% of the Fund's average daily net assets (representing half of the compensation received from the Fund by PIFM).


     The Subadviser maintains a corporate credit unit which provides credit analysis and research on taxable fixed-income securities, including money market instruments. The portfolio manager consults routinely with the credit unit in managing the Fund's portfolio. The credit unit reviews on an ongoing basis commercial paper issuers, commercial banks, non-bank financial institutions and issuers of other taxable fixed-income obligations. Credit analysts have broad access to research and financial reports, data retrieval services and industry analysts. They maintain relationships with the management of corporate issuers and from time to time visit companies in whose securities the Fund may invest.

     The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the Investment Company Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PIFM or PI upon not more than 60 days' nor less than 30 days' written notice. The Subadvisory Agreement provides that it will continue in effect for a period of more than two years from its execution only so long as such continuance is specifically approved by the Board of Directors at least annually in accordance with the requirements of the Investment Company Act.


PRINCIPAL UNDERWRITER, DISTRIBUTOR AND RULE 12b-1 PLAN


     Prudential Investment Management Services LLC (PIMS or the Distributor), Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, acts as the distributor of the shares of the Fund.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the federal securities laws.

DISTRIBUTION AND SERVICE PLAN

     Under the Fund's Distribution and Service Plan for the Class A shares (the
Plan) and the Distribution Agreement, the Fund pays the Distributor a distribution and service fee of up to 0.12% of the average daily net assets of the Class A shares of the Fund, computed daily and payable monthly. Under the Plan, the Fund is required to pay the distribution and service fee as reimbursement of the expenses incurred by the Distributor. The Distributor will incur the expenses of distributing the Class I shares, none of which are reimbursed by or paid for by the Fund.


     For the fiscal year ended March 31, 2001, the Distributor received payments of $500,699 under the Plan. This amount was spent as reimbursement to brokers who sold Class A shares.


     The Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board of Directors, including a majority of the Directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or in any agreement relating to the Plan (the Rule 12b-1 Directors), cast in person at a meeting called for the purpose of voting on such continuance. The Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Directors or by the vote of the holders of a majority of the outstanding Class A voting securities of the Fund on not more than 30 days' written notice to any other party to the Plan. The Plan may not be amended to increase materially the amounts to be spent for the services described therein without shareholder approval, and all material amendments must also be approved by the Board of Directors in the manner described above. The Plan will automatically terminate in the event of its assignment.

     Pursuant to the Plan, the Directors will be provided with, and will review at least quarterly, a written report of the distribution expenses incurred on behalf of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purpose of such expenditures. In addition, as long as the Plan remains in effect, the selection and nomination of Directors shall be committed to the Rule 12b-1 Directors.

     Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the Securities Act.

     NASD MAXIMUM SALES CHARGE RULE. Pursuant to rules of the NASD, the Distributor is required to limit aggregate initial sales charges, deferred sales charges and asset-based sales charges to 6.25% of total gross sales of the Fund's Class A shares. Interest charges on unreimbursed distribution expenses equal to the prime rate plus one percent per annum may be added to the 6.25% limitation. Sales from the reinvestment of dividends and distributions are not included in the calculation of the 6.25% limitation. The annual asset-based sales charge on Class A shares of the Fund may not exceed .75 of 1% per class. The 6.25% limitation applies to Class A shares rather than on a per shareholder basis. If aggregate sales charges were to exceed 6.25% of the total gross sales of Class A shares, all sales charges on Class A shares would be suspended.


OTHER SERVICE PROVIDERS


     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for the Fund's portfolio securities, and in that capacity maintains cash and certain financial and accounting books and records pursuant to an agreement with the Fund.


     Prudential Mutual Fund Services LLC (PMFS), 194 Wood Ave. South, Iselin, New Jersey 08853, serves as the Transfer Agent of the Fund. It is an affiliate of PIFM. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, payment of dividends and distributions and related functions. In connection with services rendered to the Fund, PMFS receives a monthly fee plus its out-of-pocket expenses, including but not limited to postage, stationary, printing, allocable communications and other costs.


     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, serves as the Fund's independent accountants and in that capacity audits the Fund's annual financial statements.


CODES OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics. In addition, PIFM, PI and PIMS have each adopted a Code of Ethics (the Codes). The Codes permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes are on public file with, and are available from, the Securities and Exchange Commission.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Manager is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. For purposes of this section the term "Manager" includes the Subadviser. The Fund does not normally incur any brokerage commission expense on such transactions. In the market for money market instruments, securities are generally traded on a "net" basis, with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     In placing orders for portfolio securities of the Fund, the Manager is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Manager will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable under the circumstances.

While the Manager generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. Within the framework of this policy, the Manager may consider research and investment services provided by brokers or dealers who effect or are parties to portfolio transactions of the Fund, the Manager or the Manager's other clients. Such research and investment services are those which brokerage houses customarily provide to institutional investors and include statistical and economic data and research reports on particular companies and industries. Such services are used by the Manager in connection with all of its investment activities, and some of such services obtained in connection with the execution of transactions for the Fund may be used in managing other investment accounts. Conversely, brokers furnishing such services may be selected for the execution of transactions of such other accounts, whose aggregate assets are far larger than those of the Fund, and the services furnished by such brokers may be used by the Manager in providing investment management for the Fund. While such services are useful and important in supplementing its own research and facilities, the Manager believes that the value of such services is not determinable and does not significantly reduce expenses. The Fund does not reduce the fee it pays to the Manager by any amount that may be attributed to the value of such services. The Fund will not effect any securities transactions with or through Prudential Securities as broker or dealer.


     During the fiscal years ended March 31, 2001, 2000 and 1999, the Fund paid no brokerage commissions.


                           SECURITIES AND ORGANIZATION

     Prudential Institutional Liquidity Portfolio, Inc. is authorized to issue 15 billion shares of common stock, $.001 par value per share divided into two series, Institutional Money Market Series (10 billion shares) and Liquid Assets Fund (5 billion shares). Only the Institutional Money Market Series is offered at this time, which is divided into two classes, designated Class A and Class I common stock. Of the 10 billion authorized shares of common stock of the Institutional Money Market Series, 5 billion shares consist of Class A shares and 5 billion shares consist of Class I shares.

     Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) Class A shares are subject to distribution and/or service fees, (ii) Class I shares are not subject to any distribution and/or service fees, and (iii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board of Directors may determine. The Board of Directors may increase or decrease the number of authorized shares without approval by shareholders. Shares of the Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder.

     The Fund does not intend to hold annual meetings of shareholders unless otherwise required by law. The Fund will not be required to hold meetings of shareholders unless, for example, the election of Directors is required to be acted on by shareholders under the Investment Company Act. Shareholders have certain rights, including the right to call a meeting upon a vote of 10% or more of the Fund's outstanding shares for the purpose of voting on the removal of one or more Directors or to transact any other business.

                     PURCHASE AND REDEMPTION OF FUND SHARES

PURCHASE OF SHARES


     The Fund reserves the right to reject any initial or subsequent purchase order and the right to limit investments in the Fund solely to existing or past shareholders of the Fund.


     Shares of the Fund may be purchased and redeemed by investors through the Distributor or directly through Prudential Mutual Fund Services LLC (PMFS). Shares may also be purchased through the Command Program or the Business-Edge Program available through Prudential Securities or Pruco Securities Corporation (Prusec). The procedures for purchase and redemption of Fund shares are described in the prospectus.

MULTIPLE ACCOUNTS

     An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under "How to Buy and Sell Shares of the Fund--How to Buy Shares" are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.

REOPENING AN ACCOUNT

     Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.

REDEMPTION IN KIND

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Any such securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Fund, however, has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

RESTRICTIONS ON SALE

     The Fund may suspend the right of redemption or postpone the date of payment for a period of up to seven days. Suspensions or postponements may not exceed seven days except (1) for any period (a) during which the New York Stock Exchange (the Exchange) is closed other than customary weekend and holiday closings or (b) during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The SEC by rules and regulations determines the conditions under which (i) trading shall be deemed to be restricted and (ii) an emergency is deemed to exist within the meaning of clause
(2) above.

                                 NET ASSET VALUE

     The Fund's net asset value per share is determined by subtracting its liabilities from the value of its assets and dividing the remainder by the number of outstanding shares.

     The Fund uses the amortized cost method of valuation to determine the value of its portfolio securities. In that regard, the Fund's Board of Directors has determined to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase only instruments having remaining maturities of thirteen months or less, and to invest only in securities determined by the investment adviser under the supervision of the Board of Directors to be of minimal credit risk and to be of "eligible quality" in accordance with regulations of the SEC. The remaining maturity of an instrument held by the Fund that is subject to a put is deemed to be the period remaining until the principal amount can be recovered through demand or, in the case of a variable rate instrument, the next interest reset date, if longer. The value assigned to the put is zero. The Board of Directors also has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures will include review of a Fund's portfolio holdings by the Board, at such intervals as deemed appropriate, to determine whether the Fund's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board, and if such deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board will take such corrective action as it regards necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize gains or losses, the shortening of average portfolio maturity, the withholding of dividends or the establishment of net asset value per share by using available market quotations.

     The Fund computes its net asset value at 4:00 P.M., New York time, on each day the Exchange is open for trading. In the event the Exchange closes early on any business day, the net asset value of the Fund's shares shall be determined at a time between such closing and 4:00 P.M., New York time. The Exchange is closed on the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                       TAXES, DIVIDENDS AND DISTRIBUTIONS

     The Fund has elected to qualify, and the Fund intends to remain qualified, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. This relieves a fund (but not its shareholders) from paying federal income tax on income which is distributed to shareholders, and, if a fund did realize long-term capital gains, permits net capital gains of the fund (i.e., the excess of net long-term capital gains over net short-term capital losses) to be treated as long-term capital gains of the shareholders, regardless of how long shareholders have held their shares in that fund.

     Qualification as a regulated investment company requires, among other things, that (a) at least 90% of a fund's annual gross income (without reduction for losses from the sale or other disposition of securities or foreign currencies) be derived from interest, dividends, payments with respect to securities loans, and gains from the sale or other disposition of securities or options thereon, or other income (including, but not limited to, gains from options) derived with respect to its business of investing in such securities;
(b) a fund must diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of a fund's assets is represented by cash, U.S. Government obligations and other securities limited in respect of any one issuer to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations) and (c) the fund must distribute to its shareholders at least 90% of its net investment income and net short-term gains (i.e., the excess of net short-term capital gains over net long-term capital losses) in each year.

     Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year. The Fund does not anticipate realizing long-term capital gains or losses. Other gains or losses on the sale of securities will be short-term capital gains or losses. In addition, debt securities acquired by the Fund may be subject to original issue discount and market discount rules.

     The Fund is required to distribute 98% of its ordinary income in the same calendar year in which it is earned. The Fund is also required to distribute during the calendar year 98% of the capital gain net income it earned during the twelve months ending on October 31 of such calendar year, as well as all undistributed ordinary income and undistributed capital gain net income from the prior year or the twelve-month period ending on October 31 of such prior year, respectively. To the extent it does not meet these distribution requirements, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amount. For purposes of this excise tax, income on which the Fund pays income tax is treated as distributed. The Fund intends to make timely distributions in order to avoid this excise tax. For this purpose, dividends declared in October, November and December payable to shareholders of record on a specified date in October, November and December and paid in the following January will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in the prior year on dividends or distributions actually received in January of the following year.

     It is anticipated that the net asset value per share of the Fund will remain constant. However, if the net asset value per share fluctuates, a shareholder may realize gain or loss upon the disposition of a share. Distributions of net investment income and net short-term gains will be taxable to the shareholder at ordinary income rates regardless of whether the shareholder receives such distributions in additional shares or cash. Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. Any such loss, however, although otherwise treated as short-term capital loss, will be long-term capital loss to the extent of any capital gain distributions received by the shareholder, if the shares have been held for six months or less. Furthermore, certain rules may apply which would limit the ability of the shareholder to recognize any loss if, for example, the shareholder replaced the shares, including shares purchased pursuant to dividend reinvestment, within 30 days of the disposition of the shares. In such cases, the basis of the shares required will be readjusted to reflect the disallowed loss. Because none of the Fund's net income is anticipated to arise from dividends on common or preferred stock, none of its distributions to shareholders will be eligible for the dividends received deduction generally allowed to U.S. corporations with respect to dividends received from the U.S. for corporations under the Internal Revenue Code. Shareholders will be notified annually by the Fund as to the federal tax status of distributions made by the Fund.

     The Fund may be subject to state or local tax in certain other states where it is deemed to be doing business. Further, in those states which have income tax laws, the tax treatment of the Fund may differ from the federal tax treatment. Under the laws of certain states, distributions of net income may be taxable to shareholders as income even though a portion of such distributions may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from state income taxes. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

                              CALCULATION OF YIELD

     The Fund will prepare a current quotation of yield daily. The Yield quoted will be the simple annualized yield for an identified seven calendar day period. The yield calculation will be based on a hypothetical account having a balance of exactly one share at the beginning of the seven-day period. The base period return will be the change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares, but excluding any capital changes, divided by the value of the account at the beginning of the base period. The yield will vary as interest rates and other conditions affecting money market instruments change. Yield also depends on the quality, length of maturity and type of instruments in the Fund's portfolio, and its operating expenses. The Fund also may prepare an effective annual yield computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1)365/7] - 1


     The yield and effective yield for Class A shares of the Fund based on the 7 days ended March 31, 2001 were 5.13% and 5.26%, respectively. The yield and effective yield for Class I shares of the Fund based on 7 days ended March 31, 2001, were 5.18% and 5.31%, respectively.


     The Fund's yield fluctuates, and an annualized yield quotation is not a representation by the Fund as to what an investment in the Fund will actually yield for any given period. Actual yields will depend upon not only changes in interest rates generally during the period in which the investment in a Fund is held, but also in changes in the Fund's expenses. Yield does not take into account any federal or state income taxes.

     ADVERTISING. Advertising materials for the Fund may include biographical information relating to its portfolio manager(s), and may include or refer to commentary by the Fund's manager(s) concerning investment style, investment discipline, asset growth, current or past business experience, business capabilities, political, economic or financial conditions and other matters of general interest to investors. Advertising materials for the Fund also may include mention of The Prudential Insurance Company of America, its affiliates and subsidiaries, and reference the assets, products and services of those entities.

     From time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of Fund shareholders and may refer to Lipper rankings or Morningstar ratings, other related analysis supporting those ratings, other industry publications, business periodicals and market indices. In addition advertising materials may reference studies or analyses performed by the manager or its affiliates. Advertising materials for sector funds, funds that focus on market capitalizations, index funds and international/global funds may discuss the potential benefits and risks of that investment style. Advertising materials for fixed income funds may discuss the benefits and risks of investing in the bond market including discussions of credit quality, duration and maturity.


                              FINANCIAL STATEMENTS

     The Fund's financial statements for the fiscal year ended March 31, 2001, incorporated in this SAI by reference to the Fund's 2001 annual report to shareholders (File No. 811-05336), have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on authority of said firm as experts in auditing and accounting. You may obtain a copy of the Fund's annual report at no charge by request to the Fund by calling
(800) 521-7466, or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

                                   APPENDIX I

                             DESCRIPTION OF RATINGS

BOND RATINGS

     Moody's Investors Service, Inc.--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Moody's applies numerical modifiers "1", "2" and "3" in each generic rating classification from Aa through B in its corporate bond rating system. The modifier "1" indicates that the company ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the company ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.


     Fitch, Inc.--The following summarizes the ratings used by Fitch, Inc. for long-term debt:

          AAA
          Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA
          Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A
          High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB
          Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category or to categories below "CCC".


COMMERCIAL PAPER RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Issuers rated "Prime-1" (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. Issuers rated "Prime-3" (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations.


     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. The designation A-1 indicates that the degree of safety regarding timely payment is strong. A "+" designation is applied to those issues rated A-1 which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation A-2 is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have adequate capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     The following summarizes the ratings used by Fitch, Inc. for short-term debt, which apply to all obligations with maturities of under one year, including commercial paper.

          F1
          Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

          F2
          Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F3
          Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B
          Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          C
          High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favourable business and economic environment.

          D
          Default. Denotes actual or imminent payment default.

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category, to categories below "CCC", or to Short-term ratings other than "F1".

"NR" indicates that Fitch does not rate the issuer or issue in question.

"Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                     PART C
                                OTHER INFORMATION
ITEM 23. EXHIBITS

     (a) (i) Articles of Restatement, incorporated by reference to Exhibit 1(a) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (ii) Articles Supplementary, incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on May 28, 1996.

          (iii) Articles Supplementary, incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iv) Articles of Amendment, incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


     (b)  By-Laws of Registrant, Amended and Restated 11/18/99.*


     (c) (i) Specimen certificates for shares of common stock, $.001 par value per share, of the Registrant, incorporated by reference to Exhibit 4(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Instruments defining rights of holders of the securities being offered, incorporated by reference to Exhibits (a) and (b) above.

     (d) (i) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc., incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subadvisory Agreement between Prudential Mutual Fund Management and The Prudential Investment Corporation, incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Management and Administrative Services Agreement between the Fund, on behalf of the Liquid Assets Series, and Prudential Investments Fund Management LLC, incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


          (iv) Amendment to Subadvisory Agreement between Prudential Investments Fund Management LLC and The Prudential Investment Corporation, incorporated by reference to Exhibit (d)(iv) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 31, 2000.


     (e) (i) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC, incorporated by reference to Exhibit (e)(i) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

          (ii) Form of Dealer Agreement, incorporated by reference to Exhibit
          (e)(ii) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (f)  Not applicable.

     (g) (i) Custodian Contract between the Registrant and State Street Bank and Trust Company, incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (ii) Subcustodian Agreement between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(b) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

          (iii) Subcustodian Agreement for Repurchase Transactions between State Street Bank and Trust Company and Security Pacific National Bank, incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


          (iv) Amendment to Custodian Contract.*


     (h) (i) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


          (ii) Amendment to Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services LLC, incorporated by reference to Exhibit (h)(ii) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A (File No. 33-17224) filed on May 31, 2000.


     (i) Opinion of Counsel, incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.


     (j)  Consent of Independent Accountants.*


     (k)  Not applicable.

     (l)  Not applicable.

     (m) Amended and Restated Distribution and Service Plan, incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on March 30, 1999.

     (n)  Not applicable.

     (o) Rule 18 f-3 Plan, incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A (File No. 33-17224) filed via EDGAR on June 9, 1997.

     (p)  (i) Code of Ethics of the Registrant.*
          (ii) Code of Ethics of Prudential Investment Management, Inc. (formerly Prudential Investment Corporation), Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC.*


---------

 * Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None.

ITEM 25. INDEMNIFICATION.

     As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Article X of the Registrant's By-Laws (Exhibit (b) to the Registration Statement) and Section 2-418 of the Maryland General Corporation Law, officers, directors, employees and agents of the Registrant may be indemnified against certain liabilities in connection with the Registrant except liabilities arising from misfeasance, bad faith, gross negligence or reckless disregard in the conduct of their respective duties. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreements (Exhibit (e)(i) to the Registration Statement), the Distributor of the Fund may be indemnified against certain liabilities it may incur. Such Article X of the By-Laws and Section 10 of the Distribution Agreement are hereby incorporated by reference in their entirety.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the Securities Act), may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the Commission) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Section 8 of the Management Agreement (Exhibit (d)(i) to the Registration Statement) limits the liability of Prudential Investments Fund Management LLC
(PIFM) to losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act) or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard by PIFM of its obligations and duties under the Management Agreement. Section 4 of the Subadvisory Agreement (Exhibit (d)(ii) to the Registration Statement) limits the liability of The Prudential Investment Corporation (PIC) to losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by PIC of its obligations and duties under the Subadvisory Agreement.

     The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect and is consistently applied.

     The Registrant maintains an insurance policy insuring its officers and directors against certain liabilities and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting conflict of interest, intentional non-compliance with statutes or regulations or dishonesty, fraudulent or criminal acts or omissions. The insurance policy also insures the Registrant against the costs of indemnification payments to officers and directors under certain circumstances.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     (a) Prudential Investments Fund Management LLC (PIFM).

     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Post-Effective Amendment to the Registration Statement.

     The business and other connections of directors and officers of PIFM are listed in Schedules A and D of Form ADV of PIFM as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

     The business and other connections of the directors and officers of PIFM are set forth below. Except as otherwise indicated, the address of each person is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077.

NAME AND ADDRESS          POSITION WITH PIFM                PRINCIPAL OCCUPATIONS
----------------          ------------------                ---------------------

Catherine A. Brauer       Executive Vice President          Executive Vice President, PIFM


Robert F. Gunia           Executive Vice President and      Executive Vice President and Chief Administrative Officer,
                          Chief Administrative Officer         PIFM; Vice President, Prudential; President, Prudential
                                                               Investment Management Services LLC (PIMS)

William V. Healey         Executive Vice President,         Executive Vice President, Chief Legal Officer and
                          Chief Legal Officer and              Secretary, PIFM; Vice President and Associate General
                          Secretary                            Counsel, Prudential; Senior Vice President, Chief Legal
                                                               Officer and Secretary, PIMS

Marc S. Levine            Executive Vice President          Executive Vice President, PIFM

David R. Odenath, Jr.     Officer in Charge, President,     Officer in Charge, President, Chief Executive Officer and
                          Chief Executive Officer and          Chief Operating Officer, PIFM; Senior Vice President,
                          Chief Operating Officer              The Prudential Insurance Company of America (Prudential)

Judy A. Rice              Executive Vice President          Executive Vice President, PIFM

Ajay Sawhney              Executive Vice President          Executive Vice President, PIFM


Lynn M. Waldvogel         Executive Vice President          Executive Vice President, PIFM


     (b) Prudential Investment Management, Inc. (PI).


     See "How the Fund is Managed--Manager" in the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and "Investment Advisory and Other Services--Investment Adviser" in the Statement of Additional Information constituting Part B of this Registration Statement.


     The business and other connections of PI's directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is Prudential Plaza, Newark, NJ 07102-4077.


NAME AND ADDRESS           POSITION WITH PI                 PRINCIPAL OCCUPATIONS
----------------           ----------------                 ---------------------
John R. Strangfeld, Jr.    Chairman of the Board,           Chairman and Chief Executive Officer of Prudential
                           President, Chief Executive          Securities Incorporated; President and Chief Executive
                           Officer and Director                Officer of Prudential Global Asset Management Group;
                                                               Senior Vice President, Prudential; Chairman of the
                                                               Board, President, Chief Executive Officer and Director,
                                                               PI

Bernard Winograd           Senior Vice President and        Chief Executive Officer, Prudential Real Estate Investors;
                           Director                            Senior Vice President and Director, PI


ITEM 27. PRINCIPAL UNDERWRITERS


     (a) Prudential Investment Management Series LLC. (PIMS)

     PIMS is distributor for Cash Accumulation Trust, COMMAND Money Fund, COMMAND Government Fund, COMMAND Tax-Free Fund, Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity Fund), Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Diversified Funds, Prudential Equity Fund, Inc., Prudential Europe Growth Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Government Income Fund, Inc., Prudential Government Securities Trust, Prudential High Yield Fund., Inc., Prudential High Yield Total Return Fund, Inc., Prudential Index Series Fund, Prudential Institutional Liquidity Portfolio, Inc., Prudential International Bond Fund, Inc., Prudential MoneyMart Assets, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund, Prudential National Municipals Fund, Inc., Prudential Natural Resources Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Real Estate Securities Fund, Prudential Small Company Fund, Inc., Special Money Market Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Tax-Free Money Fund, Inc., Prudential Tax-Managed Fund, Prudential Tax-Managed Small-Cap Fund, Inc., Prudential Sector Funds, Inc., Prudential 20/20 Focus Fund, Prudential U.S. Emerging Growth Fund, Inc., Prudential Value Fund, Prudential World Fund, Inc., The Prudential Investment Portfolios, Inc., Strategic Partners Series, Target Funds and the Target Portfolio Trust.

     (b) Information concerning officers of PIMS is set forth below.


                               POSITIONS AND                  POSITIONS AND
                               OFFICES WITH                   OFFICES WITH
NAME(1)                         UNDERWRITER                    REGISTRANT
-------                        -------------                  -------------


Stuart A. Abrams          Senior Vice President and           None
213 Washington St.        Compliance Officer
Newark, NJ 07102


Margaret Deverell         Vice President and Chief            None
                          Financial Officer

Robert F. Gunia           President                           Vice President and
                                                              Director


William V. Healey         Senior Vice President, Secretary    Assistant
                          and Chief Legal Officer             Secretary

Bernard B. Winograd       Executive Vice President            None


-----------
(1) The address of each person named is Prudential Plaza, 751 Broad Street, Newark, New Jersey 07102, unless otherwise indicated.

     (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, Prudential Investment Management, Inc., Prudential Plaza, 745 Broad Street, Newark, New Jersey 07102, the Registrant, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and Prudential Mutual Fund Services LLC, 194 Wood Avenue South, Iselin, New Jersey 08853. Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and
31a-1 (d) and (f) will be kept at Gateway Center Three, Newark, New Jersey 07102-4077, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services LLC.


ITEM 29. MANAGEMENT SERVICES

     Other than as set forth under the captions "How the Fund is Managed--Manager" and "How the Fund is Managed--Distributor" in the Prospectus and the caption "Investment Advisory and Other Services" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 30. UNDERTAKINGS

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 4th day of June, 2001.


                              PRUDENTIAL INSTITUTIONAL LIQUIDITY PORTFOLIO, INC.


                              /s/ David R. Odenath, Jr.
                              ---------------------------------
                              (DAVID R. ODENATH, JR., PRESIDENT)



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                 SIGNATURE                                        TITLE                                    DATE
                 ---------                                        -----                                    ----
     /s/ Delayne D. Gold                                   Director                                      June 4, 2001
________________________________________
         DELAYNE D. GOLD

     /s/ Robert F. Gunia                                   Vice President and Director                   June 4, 2001
________________________________________
         ROBERT F. GUNIA

     /s/ Robert E. LaBlanc                                 Director                                      June 4, 2001
________________________________________
         ROBERT E. LABLANC

     /s/ David R. Odenath, Jr.                             Director                                      June 4, 2001
________________________________________
         DAVID R. ODENATH, JR.

     /s/ Judy A. Rice                                      Vice President and Director                   June 4, 2001
________________________________________
         JUDY A. RICE

     /s/ Robin B. Smith                                    Director                                      June 4, 2001
________________________________________
         ROBIN B. SMITH

     /s/ Stephen Stoneburn                                 Director                                      June 4, 2001
________________________________________
         STEPHEN STONEBURN

     /s/ Nancy H. Teeters                                  Director                                      June 4, 2001
________________________________________
         NANCY H. TEETERS

     /s/ Clay T. Whitehead                                 Director                                      June 4, 2001
________________________________________
         CLAY T. WHITEHEAD

     /s/ Grace C. Torres                                   Treasurer, Principal Financial and            June 4, 2001
________________________________________                   Accounting Officer
         GRACE C. TORRES

                                  EXHIBIT INDEX


EXHIBIT
NO.       DESCRIPTION
-------   -----------
  (b)     By-Laws of Registrant, Amended and Restated 11/18/99.*
  (g)     (iv) Amendment to Custodian Contract.*
  (j)     Consent of Independent Accountants*
  (p)     (i) Code of Ethics of the Registrant.*
          (ii) Code of Ethics of Prudential Investment Management, Inc. (formerly Prudential Investment Corporation), Prudential Investments Fund Management LLC and Prudential Investment Management Services LLC*

---------
 * Filed herewith.